UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders –

PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Emerging Markets Equity Fund

June 15, 2023

PGIM Quant Solutions Emerging Markets Equity Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	15.93	-5.27	-1.68	3.93 (11/29/2016)

MSCI Emerging Markets Index

	16.36	-6.51	-1.05	4.40

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	5.8%

Tencent Holdings Ltd.	Interactive Media & Services	China	4.8%

Alibaba Group Holding Ltd.	Broadline Retail	China	2.8%

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	2.8%

China Construction Bank Corp. (Class H Stock)	Banks	China	1.6%

Vale SA	Metals & Mining	Brazil	1.1%

BYD Co. Ltd. (Class H Stock)	Automobiles	China	1.1%

Meritz Financial Group, Inc.	Financial Services	South Korea	1.1%

NetEase, Inc., ADR	Entertainment	China	1.1%

ITC Ltd.	Tobacco	India	1.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions Emerging Markets Equity Fund    5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Emerging Markets Equity Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,159.30	1.20%	$6.42

	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions Emerging Markets Equity Fund    7

Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS 94.1%

Brazil 4.4%

Banco Bradesco SA	8,801	$21,739
Banco do Brasil SA	36,400	311,981
BB Seguridade Participacoes SA	3,600	24,547
Centrais Eletricas Brasileiras SA	5,800	39,199
CPFL Energia SA	28,700	189,826
Klabin SA, UTS	4,200	16,075
Petroleo Brasileiro SA	21,000	111,698
Suzano SA	25,200	200,325
Vale SA	29,432	424,975
WEG SA	35,800	294,063

		1,634,428

Chile 0.2%
Banco de Chile	257,372	27,403
Cencosud SA	7,630	15,548
Cia Sud Americana de Vapores SA	89,544	9,150
Empresas CMPC SA	6,270	9,826

		61,927

China 32.6%
3SBio, Inc., 144A	246,000	246,483
Agricultural Bank of China Ltd. (Class H Stock)	166,000	64,181
Airtac International Group	1,000	36,295
Alibaba Group Holding Ltd.*	100,000	1,057,363
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	14,257
Anhui Conch Cement Co. Ltd. (Class H Stock)	7,000	22,103
Autohome, Inc., ADR	500	14,825
Avary Holding Shenzhen Co. Ltd. (Class A Stock)	13,800	52,165
Baidu, Inc., ADR*	1,600	192,976
Bank of Beijing Co. Ltd. (Class A Stock)	89,000	60,964
Bank of Chengdu Co. Ltd. (Class A Stock)	3,600	7,157
Bank of China Ltd. (Class H Stock)	366,000	146,165
Bank of Communications Co. Ltd. (Class H Stock)	48,000	31,003
Bank of Hangzhou Co. Ltd. (Class A Stock)	3,900	7,080
Bank of Jiangsu Co. Ltd. (Class A Stock)	59,100	65,872
Bank of Nanjing Co. Ltd. (Class A Stock)	41,900	57,019
Bank of Suzhou Co. Ltd. (Class A Stock)	55,500	60,302
Beijing Enterprises Holdings Ltd.	68,500	284,274
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)*	3,100	47,028
BYD Co. Ltd. (Class H Stock)	14,000	424,568

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

BYD Electronic International Co. Ltd.	4,000	$12,131
C&D International Investment Group Ltd.	4,000	12,319
Canmax Technologies Co. Ltd. (Class A Stock)*	800	5,630
China CITIC Bank Corp. Ltd. (Class H Stock)	183,000	98,997
China Coal Energy Co. Ltd. (Class H Stock)	35,000	30,072
China Construction Bank Corp. (Class H Stock)	889,000	594,320
China Feihe Ltd., 144A	20,000	13,506
China Galaxy Securities Co. Ltd. (Class H Stock)	19,000	10,320
China Gas Holdings Ltd.	14,800	19,040
China Hongqiao Group Ltd.	13,000	12,805
China Medical System Holdings Ltd.	82,000	136,130
China Merchants Bank Co. Ltd. (Class H Stock)	57,000	275,146
China Minsheng Banking Corp. Ltd. (Class H Stock)	36,000	13,224
China Pacific Insurance Group Co. Ltd. (Class H Stock)	33,800	100,962
China Railway Signal & Communication Corp. Ltd. (Class A Stock)	72,384	68,224
China Resources Land Ltd.	64,000	298,032
China Resources Mixc Lifestyle Services Ltd., 144A	3,800	20,146
China Resources Pharmaceutical Group Ltd., 144A	10,000	9,934
China Tower Corp. Ltd. (Class H Stock), 144A	2,094,000	267,243
China Zheshang Bank Co. Ltd. (Class A Stock)*	137,700	61,282
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	79,100	44,234
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	600	7,064
CITIC Ltd.	225,000	282,441
CITIC Securities Co. Ltd. (Class H Stock)	12,000	25,267
CMOC Group Ltd. (Class H Stock)	21,000	12,873
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	3,069	102,713
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	113,850	132,239
CSPC Pharmaceutical Group Ltd.	245,200	249,686
Daan Gene Co. Ltd. (Class A Stock)	3,200	7,205
Daqin Railway Co. Ltd. (Class A Stock)	7,200	8,011
Daqo New Energy Corp., ADR*	400	18,368
Dongyue Group Ltd.	9,000	9,159
East Buy Holding Ltd., 144A*	22,000	76,269
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	16,000	37,280
GF Securities Co. Ltd. (Class H Stock)	6,400	9,191
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,200	63,668
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	12,800	61,929
H World Group Ltd., ADR*	1,000	46,900
Haidilao International Holding Ltd., 144A*	6,000	14,669
Hangzhou Binjiang Real Estate Group Co. Ltd. (Class A Stock)	38,400	51,132
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	19,800	46,676
Hengan International Group Co. Ltd.	4,000	17,866

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Hengdian Group DMEGC Magnetics Co. Ltd. (Class A Stock)	19,200	$52,757
Hua Hong Semiconductor Ltd., 144A*	4,000	16,436
Huatai Securities Co. Ltd. (Class H Stock), 144A	9,000	11,625
Huaxia Bank Co. Ltd. (Class A Stock)	78,300	65,196
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	1,800	8,209
Hubei Xingfa Chemicals Group Co. Ltd. (Class A Stock)	1,700	6,082
Industrial & Commercial Bank of China Ltd. (Class H Stock)	307,000	165,167
Industrial Bank Co. Ltd. (Class A Stock)	6,800	16,941
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	4,700	6,971
iQIYI, Inc., ADR*	2,400	14,640
JD.com, Inc., ADR	700	25,004
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	500	10,812
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	10,674
KE Holdings, Inc., ADR*	1,200	18,828
Kunlun Energy Co. Ltd.	278,000	257,708
Kweichow Moutai Co. Ltd. (Class A Stock)	200	50,920
Lenovo Group Ltd.	40,000	40,923
Longfor Group Holdings Ltd., 144A	22,500	61,571
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	2,500	12,631
Luxi Chemical Group Co. Ltd. (Class A Stock)	3,500	6,066
Luxshare Precision Industry Co. Ltd. (Class A Stock)	2,400	9,078
Meituan (Class B Stock), 144A*	17,560	300,108
MINISO Group Holding Ltd., ADR	600	11,064
NetEase, Inc.	1,700	30,264
NetEase, Inc., ADR	4,500	401,085
New China Life Insurance Co. Ltd. (Class H Stock)	4,900	14,031
New Oriental Education & Technology Group, Inc.*	7,800	35,424
PDD Holdings, Inc., ADR*	5,600	381,640
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	46,000	18,092
PetroChina Co. Ltd. (Class H Stock)	116,000	80,578
PICC Property & Casualty Co. Ltd. (Class H Stock)	250,000	302,365
Ping An Bank Co. Ltd. (Class A Stock)	34,800	63,198
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	43,000	313,707
Qifu Technology, Inc., ADR	700	12,348
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	23,200	65,666
Shan Xi Hua Yang Group New Energy Co. Ltd. (Class A Stock)	25,500	51,667
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,200	8,539
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	57,600	63,270
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	66,400	56,703
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	24,900	72,611
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	900	8,044

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	$18,045
Shimao Group Holdings Ltd.*^(a)	397,000	76,222
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	3,900	17,926
Sichuan Road & Bridge Group Co. Ltd. (Class A Stock)	36,800	84,315
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	26,921
Tencent Holdings Ltd.	40,100	1,781,086
Tencent Music Entertainment Group, ADR*	30,500	226,005
Tongwei Co. Ltd. (Class A Stock)	10,300	59,391
TravelSky Technology Ltd. (Class H Stock)	6,000	11,977
Vipshop Holdings Ltd., ADR*	2,500	39,250
Weibo Corp., ADR*	400	7,004
Western Mining Co. Ltd. (Class A Stock)	4,400	8,382
WuXi AppTec Co. Ltd. (Class H Stock), 144A	1,500	13,192
Yankuang Energy Group Co. Ltd. (Class H Stock)	18,000	61,750
YTO Express Group Co. Ltd. (Class A Stock)	20,600	51,523
Yum China Holdings, Inc.	2,600	159,068
Zangge Mining Co. Ltd. (Class A Stock)	16,100	53,313
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (Class A Stock)	1,200	5,561
Zijin Mining Group Co. Ltd. (Class H Stock)	34,000	57,564
ZTE Corp. (Class H Stock)	4,400	14,171

		12,207,692

Colombia 0.0%

Bancolombia SA	1,330	10,192

Czech Republic 0.1%

CEZ A/S	910	48,854

Greece 1.1%

Eurobank Ergasias Services & Holdings SA*	32,990	46,646
JUMBO SA	10,121	233,183
Motor Oil Hellas Corinth Refineries SA	4,183	99,696
Mytilineos SA	569	16,508
National Bank of Greece SA*	3,171	16,594

		412,627

Hong Kong 0.1%

Orient Overseas International Ltd.	1,000	20,317
Sino Biopharmaceutical Ltd.	53,000	29,421

		49,738

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India 11.6%

ABB India Ltd.	304	$12,733
Aurobindo Pharma Ltd.	1,574	11,899
Axis Bank Ltd.	12,222	129,014
Bajaj Finance Ltd.	1,536	118,477
Bajaj Finserv Ltd.	2,100	34,936
Britannia Industries Ltd.	598	33,343
CG Power and Industrial Solutions Ltd.	3,582	13,566
Cipla Ltd.	2,785	30,985
Coal India Ltd.	37,198	106,321
Dr. Reddy’s Laboratories Ltd.	2,026	122,173
GAIL India Ltd.	156,883	206,214
HCL Technologies Ltd.	23,327	304,978
Hindalco Industries Ltd.	49,918	267,832
Hindustan Unilever Ltd.	4,791	144,208
Housing Development Finance Corp. Ltd.	1,602	54,583
ICICI Bank Ltd.	6,361	71,759
Indian Hotels Co. Ltd.	14,452	60,111
Indian Railway Catering & Tourism Corp. Ltd.	1,344	10,188
Indraprastha Gas Ltd.	1,764	10,714
Infosys Ltd.	1,595	24,609
Infosys Ltd., ADR	2,700	41,958
ITC Ltd.	74,325	387,587
Jindal Steel & Power Ltd.	35,070	250,939
JSW Steel Ltd.	4,100	36,480
Mahindra & Mahindra Ltd.	4,906	73,814
NTPC Ltd.	21,991	46,383
Reliance Industries Ltd.	8,949	265,760
Shriram Finance Ltd.	1,375	22,472
Siemens Ltd.	396	16,738
State Bank of India	10,100	71,724
Sun Pharmaceutical Industries Ltd.	24,647	298,134
Tata Consultancy Services Ltd.	5,116	202,270
Tata Elxsi Ltd.	2,128	173,646
Tata Steel Ltd.	111,790	148,208
Titan Co. Ltd.	1,936	62,725
Tube Investments of India Ltd.	296	9,391
UPL Ltd.	27,185	246,724
Varun Beverages Ltd.	1,276	22,615
Vedanta Ltd.	44,278	151,891
Wipro Ltd.	7,803	36,948

		4,335,050

Indonesia 2.9%

Adaro Energy Indonesia Tbk PT	1,083,800	232,003

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia (cont’d.)

Astra International Tbk PT	113,100	$52,169
Bank Central Asia Tbk PT	285,800	176,868
Bank Mandiri Persero Tbk PT	952,200	336,603
Bank Negara Indonesia Persero Tbk PT	40,800	26,294
Indofood CBP Sukses Makmur Tbk PT	13,200	9,531
Indofood Sukses Makmur Tbk PT	303,900	133,768
Sumber Alfaria Trijaya Tbk PT	92,000	18,191
Telkom Indonesia Persero Tbk PT	280,800	81,333
Unilever Indonesia Tbk PT	40,500	12,165

		1,078,925

Kuwait 0.9%

Mabanee Co. KPSC	3,724	9,282
Mobile Telecommunications Co. KSCP	47,882	89,230
National Bank of Kuwait SAKP	78,063	256,282

		354,794

Malaysia 0.3%

CelcomDigi Bhd	17,600	17,382
Gamuda Bhd	11,200	10,433
IOI Corp. Bhd	12,800	10,994
Kuala Lumpur Kepong Bhd	6,200	29,946
MISC Bhd	7,600	12,455
PPB Group Bhd	3,500	12,761
Sime Darby Plantation Bhd	12,000	11,550
Telekom Malaysia Bhd	6,200	6,908

		112,429

Mexico 2.2%

Arca Continental SAB de CV	2,400	22,926
Banco del Bajio SA, 144A	65,400	215,048
Coca-Cola Femsa SAB de CV, UTS	17,880	148,096
Fibra Uno Administracion SA de CV, REIT	17,000	23,458
Gruma SAB de CV (Class B Stock)	1,170	18,373
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,120	32,085
Grupo Financiero Banorte SAB de CV (Class O Stock)	14,000	121,332
Grupo Mexico SAB de CV (Class B Stock)	18,000	88,030
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	8,500	19,213
Wal-Mart de Mexico SAB de CV	29,000	116,890

		805,451

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Philippines 0.1%

Aboitiz Equity Ventures, Inc.	9,600	$9,505
International Container Terminal Services, Inc.	5,760	22,589
Metropolitan Bank & Trust Co.	10,500	11,123

		43,217

Poland 0.2%

KGHM Polska Miedz SA	1,302	37,453
Powszechny Zaklad Ubezpieczen SA	3,206	29,536

		66,989

Qatar 0.9%

Commercial Bank PSQC (The)	18,834	30,542
Industries Qatar QSC	8,641	30,448
Ooredoo QPSC	90,082	245,139
Qatar Electricity & Water Co. QSC	2,502	11,502
Qatar Islamic Bank SAQ	2,812	13,898

		331,529

Russia 0.0%

Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC*^	1,716	—
Magnit PJSC, GDR*^	3	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR^	4	—
PhosAgro PJSC, GDR*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PJSC^	38,400	—

		—

Saudi Arabia 1.9%

Bupa Arabia for Cooperative Insurance Co.	402	18,962
Dr. Sulaiman Al Habib Medical Services Group Co.	2,208	169,610
Elm Co.	138	16,366
Etihad Etisalat Co.	1,638	20,202
Mouwasat Medical Services Co.	275	18,175
Nahdi Medical Co.	210	10,091
SABIC Agri-Nutrients Co.	5,399	194,122
Sahara International Petrochemical Co.	1,794	18,706
Saudi Arabian Mining Co.*	4,862	90,952

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Saudi Arabia (cont’d.)

Saudi British Bank (The)	5,280	$51,262
Saudi Telecom Co.	8,563	103,064
Savola Group (The)	1,485	12,649

		724,161

South Africa 2.6%

African Rainbow Minerals Ltd.	4,804	60,350
Anglo American Platinum Ltd.	288	17,075
Exxaro Resources Ltd.	1,326	13,933
FirstRand Ltd.	49,482	174,388
Impala Platinum Holdings Ltd.	4,223	41,114
Kumba Iron Ore Ltd.	351	8,535
Northam Platinum Holdings Ltd.*	1,885	18,456
Old Mutual Ltd.	27,166	17,280
OUTsurance Group Ltd.	68,590	130,687
Sanlam Ltd.	82,000	253,120
Sasol Ltd.	3,194	41,593
Sibanye Stillwater Ltd.	52,059	115,094
Standard Bank Group Ltd.	7,590	71,162
Woolworths Holdings Ltd.	5,552	19,768

		982,555

South Korea 13.3%

BGF retail Co. Ltd.	48	6,697
CJ CheilJedang Corp.	46	10,652
DB Insurance Co. Ltd.	2,200	138,295
Doosan Bobcat, Inc.	309	11,855
E-MART, Inc.	2,846	208,149
F&F Co. Ltd.	230	24,336
GS Holdings Corp.	5,345	158,808
Hana Financial Group, Inc.	6,999	219,934
Hankook Tire & Technology Co. Ltd.	1,688	43,596
Hanmi Pharm Co. Ltd.	39	9,433
HD Hyundai Co. Ltd.	272	12,061
HYBE Co. Ltd.*	105	21,233
Hyundai Engineering & Construction Co. Ltd.	3,917	120,517
Hyundai Mobis Co. Ltd.	1,722	280,445
Hyundai Motor Co.	2,353	348,548
Hyundai Steel Co.	437	11,949
Industrial Bank of Korea	21,517	162,040
Kia Corp.	5,744	363,787
Korea Aerospace Industries Ltd.	399	16,389
Korea Investment Holdings Co. Ltd.	240	9,919

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

KT&G Corp.	3,655	$234,218
LG Electronics, Inc.	2,616	214,820
LG Energy Solution Ltd.*	167	72,785
LG Uplus Corp.	3,365	27,756
Meritz Financial Group, Inc.*	11,739	404,074
Orion Corp.	135	14,636
POSCO Holdings, Inc.	406	114,900
Samsung C&T Corp.	455	37,367
Samsung Electronics Co. Ltd.	21,195	1,042,881
Samsung Engineering Co. Ltd.*	9,166	200,067
Samsung Fire & Marine Insurance Co. Ltd.	324	54,505
Samsung Life Insurance Co. Ltd.	465	23,053
Samsung SDI Co. Ltd.	72	37,366
Samsung Securities Co. Ltd.	336	8,529
Shinhan Financial Group Co. Ltd.	2,622	68,645
Woori Financial Group, Inc.	28,646	251,949

		4,986,194

Taiwan 13.7%

Accton Technology Corp.	26,000	253,992
Acer, Inc.	17,000	16,769
Advantech Co. Ltd.	3,000	36,324
ASE Technology Holding Co. Ltd.	18,000	59,176
Catcher Technology Co. Ltd.	4,000	23,596
Chunghwa Telecom Co. Ltd.	21,000	86,895
Delta Electronics, Inc.	35,000	342,859
Eclat Textile Co. Ltd.	1,000	15,925
Eva Airways Corp.	15,000	13,153
Evergreen Marine Corp. Taiwan Ltd.	24,000	126,756
Feng TAY Enterprise Co. Ltd.	18,000	111,983
Globalwafers Co. Ltd.	15,000	235,743
Hon Hai Precision Industry Co. Ltd.	20,000	68,151
Inventec Corp.	15,000	16,180
Largan Precision Co. Ltd.	1,000	65,662
Micro-Star International Co. Ltd.	4,000	19,012
momo.com, Inc.	1,000	27,096
Nien Made Enterprise Co. Ltd.	1,000	11,010
Novatek Microelectronics Corp.	22,000	300,765
Pegatron Corp.	11,000	25,104
Pou Chen Corp.	13,000	13,467
Quanta Computer, Inc.	15,000	42,001
Taiwan Semiconductor Manufacturing Co. Ltd.	133,000	2,177,954
Unimicron Technology Corp.	7,000	33,259
United Microelectronics Corp.	219,000	352,230

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)

Voltronic Power Technology Corp.	1,000	$57,500
Wan Hai Lines Ltd.	9,060	19,262
Wiwynn Corp.	8,000	304,453
Yageo Corp.	2,000	32,422
Yang Ming Marine Transport Corp.	8,000	16,504
Zhen Ding Technology Holding Ltd.	62,000	225,866

		5,131,069

Thailand 1.0%

Advanced Info Service PCL	6,800	42,693
Bangkok Dusit Medical Services PCL	58,400	50,170
Berli Jucker PCL	7,200	8,248
Bumrungrad Hospital PCL	2,600	18,157
Central Pattana PCL	11,100	22,182
Central Retail Corp. PCL	9,600	12,630
Delta Electronics Thailand PCL	17,500	37,455
Indorama Ventures PCL	9,900	9,890
Krung Thai Bank PCL	20,800	10,996
Land & Houses PCL	305,300	87,765
Minor International PCL	18,200	16,857
PTT Exploration & Production PCL	7,600	33,068
Thai Union Group PCL	17,600	7,122

		357,233

Turkey 1.7%

Haci Omer Sabanci Holding A/S	56,471	111,007
KOC Holding A/S	56,992	221,880
Turk Hava Yollari AO*	13,045	85,789
Turkcell Iletisim Hizmetleri A/S	51,426	87,606
Turkiye Is Bankasi A/S (Class C Stock)	143,279	79,865
Turkiye Petrol Rafinerileri A/S	5,642	19,267
Turkiye Sise ve Cam Fabrikalari A/S	7,680	14,570
Yapi ve Kredi Bankasi A/S	16,752	8,173

		628,157

United Arab Emirates 1.7%

Abu Dhabi Islamic Bank PJSC	8,118	25,150
Abu Dhabi National Oil Co. for Distribution PJSC	69,762	83,453
Emaar Properties PJSC	144,608	234,447
Emirates NBD Bank PJSC	72,490	278,818

		621,868

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

United States 0.6%

JBS SA	65,600	$234,107

TOTAL COMMON STOCKS (cost $32,412,324)		35,219,186

PREFERRED STOCKS 2.6%

Brazil 1.8%

Cia Energetica de Minas Gerais (PRFC)	112,298	277,154
Gerdau SA (PRFC)	45,045	226,950
Petroleo Brasileiro SA (PRFC)	36,100	171,171

		675,275

Chile 0.2%

Sociedad Quimica y Minera de Chile SA (PRFC B)	819	55,445

Colombia 0.0%

Bancolombia SA (PRFC)	2,415	14,959

Russia 0.0%

Surgutneftegas PJSC (PRFC)^	38,200	—

South Korea 0.6%

Hyundai Motor Co. (2nd PRFC)	200	16,591
Hyundai Motor Co. (PRFC)	128	10,159
LG Chem Ltd. (PRFC)	42	12,291
Samsung Electronics Co. Ltd. (PRFC)	4,494	187,871

		226,912

TOTAL PREFERRED STOCKS
(cost $836,400)		972,591

TOTAL LONG-TERM INVESTMENTS
(cost $33,248,724)		36,191,777

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS 2.8%
PGIM Core Government Money Market Fund(wi)	798,559	798,559

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description			Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $239,058; includes $238,112 of cash collateral for securities on loan)(b)(wi)			239,134	$238,990

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,037,617)				1,037,549

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $99,431)	4.603%	06/15/23	100	99,410

TOTAL SHORT-TERM INVESTMENTS
(cost $1,137,048)				1,136,959

TOTAL INVESTMENTS 99.7%
(cost $34,385,772)				37,328,736
Other assets in excess of liabilities(z) 0.3%				99,893

NET ASSETS 100.0%				$37,428,629

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $76,222 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,480; cash collateral of $238,112 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

20

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
23	Mini MSCI Emerging Markets Index	Jun. 2023	$1,131,830	$29,281

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$99,410

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,634,428	$—	$—
Chile	61,927	—	—
China	1,569,005	10,562,465	76,222
Colombia	10,192	—	—
Czech Republic	—	48,854	—
Greece	—	412,627	—
Hong Kong	—	49,738	—
India	41,958	4,293,092	—

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Indonesia	$—	$1,078,925	$—
Kuwait	—	354,794	—
Malaysia	—	112,429	—
Mexico	805,451	—	—
Philippines	—	43,217	—
Poland	—	66,989	—
Qatar	—	331,529	—
Russia	—	—	—	**
Saudi Arabia	—	724,161	—
South Africa	—	982,555	—
South Korea	—	4,986,194	—
Taiwan	—	5,131,069	—
Thailand	—	357,233	—
Turkey	—	628,157	—
United Arab Emirates	—	621,868	—
United States	234,107	—	—
Preferred Stocks
Brazil	675,275	—	—
Chile	55,445	—	—
Colombia	14,959	—	—
Russia	—	—	—	**
South Korea	—	226,912	—
Short-Term Investments
Affiliated Mutual Funds	1,037,549	—	—
U.S. Treasury Obligation	—	99,410	—

Total	$6,140,296	$31,112,218	$76,222

Other Financial Instruments*
Assets
Futures Contracts	$29,281	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

22

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Banks	14.0%
Semiconductors & Semiconductor Equipment	8.6
Metals & Mining	6.1
Interactive Media & Services	5.3
Technology Hardware, Storage & Peripherals	4.7
Broadline Retail	4.2
Oil, Gas & Consumable Fuels	3.9
Insurance	3.8
Automobiles	3.5
Electronic Equipment, Instruments & Components	2.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	2.8
Pharmaceuticals	2.5
Real Estate Management & Development	2.4
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.1
Gas Utilities	2.1
Entertainment	1.9
Financial Services	1.8
Chemicals	1.8
IT Services	1.7
Tobacco	1.7
Hotels, Restaurants & Leisure	1.6
Electrical Equipment	1.5
Food Products	1.5
Electric Utilities	1.4
Construction & Engineering	1.1
Consumer Staples Distribution & Retail	1.0
Health Care Providers & Services	0.9
Marine Transportation	0.9
Automobile Components	0.9
Specialty Retail	0.8
Biotechnology	0.8
Household Durables	0.8
Communications Equipment	0.8
Wireless Telecommunication Services	0.7
Beverages	0.7
Textiles, Apparel & Luxury Goods	0.6
Paper & Forest Products	0.6
Software	0.5
Personal Care Products	0.4
Consumer Finance	0.4

Diversified Consumer Services	0.3%
Passenger Airlines	0.3
U.S. Treasury Obligation	0.2
Capital Markets	0.2
Machinery	0.2
Transportation Infrastructure	0.1
Air Freight & Logistics	0.1
Independent Power & Renewable Electricity Producers	0.1
Household Products	0.1
Diversified REITs	0.1
Construction Materials	0.1
Health Care Equipment & Supplies	0.1
Aerospace & Defense	0.0	*
Containers & Packaging	0.0	*
Life Sciences Tools & Services	0.0	*
Multi-Utilities	0.0	*
Commercial Services & Supplies	0.0	*
Ground Transportation	0.0	*

	99.7
Other assets in excess of liabilities	0.3

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$29,281	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$14,282

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$184,990

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,130,190

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

24

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$223,480	$(223,480)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    25

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $223,480:
Unaffiliated investments (cost $33,348,155)	$36,291,187
Affiliated investments (cost $1,037,617)	1,037,549
Foreign currency, at value (cost $154,361)	154,362
Receivable for Fund shares sold	226,146
Dividends receivable	98,149
Due from broker—variation margin futures	5,750
Tax reclaim receivable	3,419
Prepaid expenses and other assets	2,473

Total Assets	37,819,035

Liabilities

Payable to broker for collateral for securities on loan	238,112
Custodian and accounting fees payable	54,277
Professional fees payable	21,511
Accrued expenses and other liabilities	16,997
Audit fees payable	16,018
Management fee payable	12,588
Foreign capital gains tax liability accrued	11,403
Payable for Fund shares purchased	10,123
Shareholders’ reports fee payable	4,595
Fund data services fees	2,186
Pricing fee payable	1,723
Trustees’ fees payable	815
Affiliated transfer agent fee payable	58

Total Liabilities	390,406

Net Assets	$37,428,629

Net assets were comprised of:
Paid-in capital	$38,138,178
Total distributable earnings (loss)	(709,549)

Net assets, April 30, 2023	$37,428,629

Class R6

Net asset value, offering price and redemption price per share, ($37,428,629 ÷ 3,594,770 shares of beneficial interest issued and outstanding)	$10.41

See Notes to Financial Statements.

26

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $89,496 foreign withholding tax)	$589,864
Affiliated dividend income	6,238
Income from securities lending, net (including affiliated income of $3,172)	3,616
Interest income	2,835

Total income	602,553

Expenses
Management fee	137,341
Custodian and accounting fees	62,241
Professional fees	38,023
Audit fee	16,017
Shareholders’ reports	8,055
Fund data services	5,526
Pricing fees	5,031
Trustees’ fees	5,011
Transfer agent’s fees and expenses (including affiliated expense of $274)	274
Registration fees	110
Miscellaneous	13,574

Total expenses	291,203
Less: Fee waiver and/or expense reimbursement	(71,457)

Net expenses	219,746

Net investment income (loss)	382,807

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $67) (net of foreign capital gains taxes $4,423)	(551,120)
Futures transactions	14,282
Foreign currency transactions	(9,312)

(546,150)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(68)) (net of change in foreign capital gains taxes $25,587)	5,125,933
Futures	184,990
Foreign currencies	(1,410)

5,309,513

Net gain (loss) on investment and foreign currency transactions	4,763,363

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,146,170

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    27

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$382,807	$1,275,369
Net realized gain (loss) on investment and foreign currency transactions	(546,150)	(3,146,395)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,309,513	(8,411,138)

Net increase (decrease) in net assets resulting from operations	5,146,170	(10,282,164)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,391,984)	(1,396,789)

Fund share transactions
Net proceeds from shares sold (239,601 and 615,309 shares, respectively)	2,444,802	6,975,346
Net asset value of shares issued in reinvestment of dividends and distributions (136,737 and 113,009 shares, respectively)	1,391,984	1,396,789
Cost of shares purchased (226,699 and 547,267 shares, respectively)	(2,343,381)	(6,404,812)

Net increase (decrease) in net assets from Fund share transactions	1,493,405	1,967,323

Total increase (decrease)	5,247,591	(9,711,630)

Net Assets:

Beginning of period	32,181,038	41,892,668

End of period	$37,428,629	$32,181,038

See Notes to Financial Statements.

28

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.34		$12.83	$11.61	$11.14	$10.84	$13.21
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.38	0.29	0.18	0.19	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.37		(3.45)	1.11	0.53	0.43	(1.71)
Total from investment operations	1.48		(3.07)	1.40	0.71	0.62	(1.51)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.35)	(0.18)	(0.24)	(0.21)	(0.17)
Distributions from net realized gains	-		(0.07)	-	-	(0.11)	(0.69)
Total dividends and distributions	(0.41)		(0.42)	(0.18)	(0.24)	(0.32)	(0.86)
Net asset value, end of period	$10.41		$9.34	$12.83	$11.61	$11.14	$10.84
Total Return(b):	15.93%		(24.71)%	12.08%	6.42%	5.82%	(12.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,429		$32,181	$41,893	$36,054	$29,804	$27,145
Average net assets (000)	$36,928		$38,004	$45,007	$32,007	$28,694	$29,759
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20	%(d)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.59	%(d)	1.54%	1.42%	1.53%	1.70%	1.54%
Net investment income (loss)	2.09	%(d)	3.36%	2.15%	1.66%	1.71%	1.56%
Portfolio turnover rate(e)	44%		101%	108%	106%	117%	118%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund    29

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Emerging Markets Equity Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

30

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

PGIM Quant Solutions Emerging Markets Equity Fund    31

Notes to Financial Statements  (unaudited) (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

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Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Quant Solutions Emerging Markets Equity Fund    33

Notes to Financial Statements  (unaudited) (continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by

34

the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets.	0.75%

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Notes to Financial Statements  (unaudited) (continued)

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitation attributable to the below class is:

Class	Expense Limitations
R6	1.20%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

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The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$16,410,155	$15,674,842

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$2,336,343	$1,537,784	$—	$—	$798,559	798,559	$6,238

PGIM Institutional Money Market Fund(1)(b)(wi)

238,749	333,566	333,324	(68)	67	238,990	239,134	3,172(2)
$238,749	$2,669,909	$1,871,108	$(68)	$67	$1,037,549		$9,410

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$34,801,791	$5,049,239	$(2,493,013)	$2,556,226

PGIM Quant Solutions Emerging Markets Equity Fund    37

Notes to Financial Statements  (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$3,052,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	3,594,770	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	4	86.0%
Unaffiliated	—	—

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

38

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Quant Solutions Emerging Markets Equity Fund    39

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

40

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to

PGIM Quant Solutions Emerging Markets Equity Fund    41

Notes to Financial Statements  (unaudited) (continued)

sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be

42

incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the

PGIM Quant Solutions Emerging Markets Equity Fund    43

Notes to Financial Statements  (unaudited) (continued)

subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

44

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Quant Solutions Emerging Markets Equity Fund    45

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND

SHARE CLASS	R6

NASDAQ	PQEMX

CUSIP	74440E706

 MF244E2

PGIM QUANT SOLUTIONS INTERNATIONAL

DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Developed Markets Index Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions International Developed Markets Index Fund

June 15, 2023

PGIM Quant Solutions International Developed Markets Index Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	23.86	8.34	3.30	6.71 (11/17/2016)

FTSE Developed Markets Ex-North America Net Index

	23.47	6.83	3.23	7.00

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definition

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is part of a range of indexes designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

4    Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Nestle SA	Food Products	United States	1.9%

iShares MSCI EAFE ETF	Exchange Traded Funds	United States	1.7%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	1.4%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.4%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.3%

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.3%

Roche Holding AG	Pharmaceuticals	United States	1.2%

AstraZeneca plc	Pharmaceuticals	United Kingdom	1.2%

Shell plc	Oil, Gas & Consumable Fuels	Netherlands	1.2%

Novartis AG	Pharmaceuticals	Switzerland	1.1%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions International Developed Markets Index Fund    5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

6    Visit our website at pgim.com/investments

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Developed Markets Index Fund	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6 Actual	$1,000.00	$1,238.60	0.31%	$1.71

Hypothetical	$1,000.00	$1,023.26	0.31%	$1.55

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Quant Solutions International Developed Markets Index Fund    7

Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 96.3%

Australia 7.5%

Adbri Ltd.	1,446	$1,527
AGL Energy Ltd.	2,235	12,304
Allkem Ltd.*	2,199	18,059
ALS Ltd.	1,851	16,155
Altium Ltd.	419	10,681
Alumina Ltd.	9,799	9,945
AMP Ltd.	11,757	8,889
Ampol Ltd.	902	17,997
Ansell Ltd.	481	8,559
ANZ Group Holdings Ltd.	11,068	179,725
APA Group, UTS	4,406	30,082
Aristocrat Leisure Ltd.	2,461	62,252
ASX Ltd.	722	32,858
Atlas Arteria Ltd., UTS	5,500	23,913
Aurizon Holdings Ltd.	6,820	15,506
Bank of Queensland Ltd.	2,425	9,364
Beach Energy Ltd.	7,103	6,991
Bendigo & Adelaide Bank Ltd.	2,137	12,303
BHP Group Ltd.	18,548	550,458
BlueScope Steel Ltd.	1,751	23,274
Boral Ltd.*	1,263	3,467
Brambles Ltd.	5,177	49,041
carsales.com Ltd.	1,345	21,329
Challenger Ltd.	2,510	10,100
Charter Hall Group, REIT	1,820	13,541
Cleanaway Waste Management Ltd.	8,163	13,146
Cochlear Ltd.	239	39,188
Coles Group Ltd.	4,742	57,284
Commonwealth Bank of Australia	6,229	412,211
Computershare Ltd.	2,027	30,174
CSR Ltd.	1,791	6,270
Deterra Royalties Ltd.	1,608	4,931
Dexus, REIT	4,079	21,141
Domain Holdings Australia Ltd.	938	2,092
Domino’s Pizza Enterprises Ltd.	229	7,708
Downer EDI Ltd.	2,521	5,964
EBOS Group Ltd.	599	16,438
Endeavour Group Ltd.	4,843	21,828
Evolution Mining Ltd.	6,539	15,419
Flight Centre Travel Group Ltd.*	536	7,039
Flutter Entertainment PLC*	650	130,259
Fortescue Metals Group Ltd.	5,864	82,047
Glencore PLC	46,540	274,709

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Goodman Group, REIT	6,761	$87,160
GPT Group (The), REIT	7,266	21,366
Harvey Norman Holdings Ltd.	2,351	5,646
IDP Education Ltd.	699	13,132
IGO Ltd.	2,319	21,355
Iluka Resources Ltd.	1,587	11,661
Incitec Pivot Ltd.	7,407	15,782
Insignia Financial Ltd.	2,463	4,889
Insurance Australia Group Ltd.	9,199	30,477
JB Hi-Fi Ltd.	416	12,312
Lendlease Corp. Ltd., UTS	2,595	12,888
Lottery Corp. Ltd. (The)	8,413	28,209
Lynas Rare Earths Ltd.*	3,395	14,581
Macquarie Group Ltd.	1,284	156,638
Magellan Financial Group Ltd.	531	2,878
Medibank Private Ltd.	10,161	24,047
Metcash Ltd.	3,744	9,703
Mineral Resources Ltd.	628	30,980
Mirvac Group, REIT	14,940	23,985
National Australia Bank Ltd.	11,630	223,891
New Hope Corp. Ltd.	889	3,143
Newcrest Mining Ltd.	3,304	63,089
NEXTDC Ltd.*	1,712	13,137
Northern Star Resources Ltd.	4,145	36,973
Nufarm Ltd.	1,263	4,696
Orica Ltd.	1,682	18,155
Origin Energy Ltd.	6,483	35,945
Orora Ltd.	3,409	7,791
OZ Minerals Ltd.	1,239	21,726
Perpetual Ltd.	418	6,831
Pilbara Minerals Ltd.	10,414	29,640
Platinum Asset Management Ltd.	2,149	2,511
Pro Medicus Ltd.	163	6,691
Qantas Airways Ltd.*	3,132	13,812
QBE Insurance Group Ltd.	5,530	56,549
Qube Holdings Ltd.	6,019	12,314
Ramsay Health Care Ltd.	652	28,037
REA Group Ltd.	190	17,869
Reece Ltd.	822	10,013
Region Re Ltd., REIT	4,499	7,362
Rio Tinto Ltd.	1,374	103,056
Rio Tinto PLC	4,011	254,989
Santos Ltd.	11,172	52,923
Scentre Group, REIT	19,132	36,716

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

SEEK Ltd.	1,318	$21,505
Seven Group Holdings Ltd.	528	8,340
Sonic Healthcare Ltd.	1,712	40,357
South32 Ltd.	17,129	48,419
Star Entertainment Group Ltd. (The)*	5,135	4,353
Steadfast Group Ltd.	3,820	15,060
Stockland, REIT	9,046	26,816
Suncorp Group Ltd.	4,656	38,766
Tabcorp Holdings Ltd.	8,373	5,840
Telstra Group Ltd.	15,243	44,223
TPG Telecom Ltd.	1,473	5,258
Transurban Group, UTS	11,456	114,254
Treasury Wine Estates Ltd.	2,695	24,964
Vicinity Ltd., REIT	14,498	20,268
Washington H Soul Pattinson & Co. Ltd.	981	20,536
Wesfarmers Ltd.	4,189	144,912
Westpac Banking Corp.	12,890	192,953
Whitehaven Coal Ltd.	2,751	13,201
WiseTech Global Ltd.	600	27,483
Woodside Energy Group Ltd.	6,993	158,674
Woolworths Group Ltd.	4,493	115,905
Worley Ltd.	1,413	14,197
Yancoal Australia Ltd.	623	2,303

		5,000,303

Austria 0.3%

ANDRITZ AG	267	17,341
Erste Group Bank AG	1,206	43,849
Mondi PLC	1,807	28,795
OMV AG	529	25,034
Raiffeisen Bank International AG*	482	7,404
Telekom Austria AG*	558	4,356
Verbund AG	251	22,354
voestalpine AG	428	14,840

		163,973

Belgium 0.8%

Ackermans & van Haaren NV	83	14,599
Ageas SA/NV	692	30,832
Anheuser-Busch InBev SA/NV	3,198	207,932
D’ieteren Group	85	16,005
Elia Group SA/NV	142	19,471
Groupe Bruxelles Lambert NV	371	33,298

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium (cont’d.)

KBC Group NV	1,013	$72,418
Lotus Bakeries NV	1	6,905
Proximus SADP	562	4,791
Sofina SA	57	13,087
Solvay SA	259	31,085
UCB SA	445	41,366
Umicore SA	765	25,112
Warehouses De Pauw CVA, REIT	566	16,924

		533,825

Brazil 0.0%

Yara International ASA	607	24,443

Burkina Faso 0.0%

Endeavour Mining PLC	684	17,688

Cambodia 0.0%

NagaCorp Ltd.*	4,705	3,815

Chile 0.0%

Antofagasta PLC	1,311	24,113

China 0.6%
AAC Technologies Holdings, Inc.*	2,200	4,651
BOC Aviation Ltd., 144A	800	6,341
BOC Hong Kong Holdings Ltd.	12,900	40,722
Budweiser Brewing Co. APAC Ltd., 144A	6,500	18,780
China Travel International Investment Hong Kong Ltd.*	8,000	1,707
Chow Tai Fook Jewellery Group Ltd.	6,400	12,853
ESR Group Ltd., 144A	8,000	12,505
HUTCHMED China Ltd.*	1,500	4,634
Kerry Logistics Network Ltd.	1,100	1,559
Lenovo Group Ltd.	27,000	27,623
MMG Ltd.*	6,000	2,195
Nexteer Automotive Group Ltd.	2,000	1,121
Prosus NV*	2,737	204,819
Shangri-La Asia Ltd.*	3,600	3,321
SITC International Holdings Co. Ltd.	4,000	7,399
Want Want China Holdings Ltd.	16,000	10,204
Wharf Holdings Ltd. (The)	3,000	6,860

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Wilmar International Ltd.	7,900	$23,334
Xinyi Glass Holdings Ltd.	7,000	12,807

		403,435

Denmark 2.6%

AP Moller - Maersk A/S (Class A Stock)	10	17,872
AP Moller - Maersk A/S (Class B Stock)	17	30,728
Carlsberg A/S (Class B Stock)	338	55,938
Chr Hansen Holding A/S	383	29,809
Coloplast A/S (Class B Stock)	490	70,600
Danske Bank A/S*	2,453	51,843
Demant A/S*	376	16,114
DSV A/S	658	123,837
Genmab A/S*	241	99,042
H. Lundbeck A/S	988	5,231
H. Lundbeck A/S (Class A Stock)	247	1,244
Novo Nordisk A/S (Class B Stock)	5,765	959,034
Novozymes A/S (Class B Stock)	732	38,110
Orsted A/S, 144A	703	63,094
Pandora A/S	321	29,712
ROCKWOOL A/S (Class B Stock)	23	5,571
Royal Unibrew A/S	184	16,447
Tryg A/S	1,284	30,345
Vestas Wind Systems A/S*	3,719	102,907

		1,747,478

Finland 1.1%

Elisa OYJ	560	34,777
Fortum OYJ	1,609	24,032
Huhtamaki OYJ	350	12,616
Kesko OYJ (Class B Stock)	1,024	21,348
Kojamo OYJ	727	9,027
Kone OYJ (Class B Stock)	1,219	69,545
Metso Outotec OYJ	2,297	25,361
Neste OYJ	1,534	74,344
Nokia OYJ	20,858	88,253
Nordea Bank Abp	12,792	141,813
Orion OYJ (Class B Stock)	393	18,460
Sampo OYJ (Class A Stock)	1,725	87,483
Stora Enso OYJ (Class R Stock)	2,142	27,175
UPM-Kymmene OYJ	1,989	63,430

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

Valmet OYJ	632	$21,382
Wartsila OYJ Abp	1,832	21,246

		740,292

France 9.3%

Accor SA*	690	24,479
Adevinta ASA*	1,063	8,188
Aeroports de Paris*	121	19,228
Air Liquide SA	1,883	338,733
Airbus SE	2,055	287,771
ALD SA, 144A	506	6,096
Alstom SA	1,129	28,377
Amundi SA, 144A	215	14,086
Arkema SA	240	23,746
AXA SA	6,916	225,739
BioMerieux	162	16,962
BNP Paribas SA	4,065	262,653
Bollore SE	3,746	25,306
Bouygues SA	785	28,746
Bureau Veritas SA	1,063	30,652
Capgemini SE	592	107,956
Carrefour SA	2,204	45,845
Cie de L’Odet SE	1	1,760
Cie de Saint-Gobain	1,690	97,842
Cie Generale des Etablissements Michelin SCA	2,582	82,230
Covivio SA, REIT	189	10,746
Credit Agricole SA	4,515	55,189
Danone SA	2,255	149,244
Dassault Aviation SA	88	17,197
Dassault Systemes SE	2,469	100,231
Edenred	928	60,296
Eiffage SA	275	32,732
Engie SA	6,144	98,330
EssilorLuxottica SA	1,101	217,976
Eurazeo SE	181	12,924
Gecina SA, REIT	194	21,597
Getlink SE	1,325	24,763
Hermes International	114	247,503
ICADE, REIT	121	5,683
Ipsen SA	132	16,007
JCDecaux SE*	282	6,243
Kering SA	265	169,697
Klepierre SA, REIT	706	17,883
La Francaise des Jeux SAEM, 144A	331	14,148

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

Legrand SA	985	$93,234
L’Oreal SA	908	433,949
LVMH Moet Hennessy Louis Vuitton SE	909	874,350
Neoen SA, 144A	230	6,905
Orange SA	7,066	91,970
Pernod Ricard SA	753	173,905
Publicis Groupe SA	835	68,267
Remy Cointreau SA	93	16,092
Renault SA*	716	26,594
Rexel SA	904	20,940
Safran SA	1,288	200,309
Sartorius Stedim Biotech	89	23,843
SCOR SE	565	14,614
SEB SA	113	12,957
Societe Generale SA	2,706	65,724
Sodexo SA	325	34,830
SOITEC*	92	13,589
Teleperformance	213	42,569
Thales SA	374	57,074
TotalEnergies SE	8,383	535,673
Ubisoft Entertainment SA*	357	10,456
Unibail-Rodamco-Westfield, REIT*	380	20,378
Valeo	911	17,789
Veolia Environnement SA	2,352	74,476
Vinci SA	1,830	226,355
Vivendi SE	2,626	28,845
Wendel SE	101	11,330
Worldline SA, 144A*	900	39,152

		6,190,953

Germany 7.2%

adidas AG	620	109,186
Allianz SE	1,482	372,140
BASF SE	3,387	175,190
Bayer AG	3,625	239,236
Bayerische Motoren Werke AG	1,173	131,475
Bechtle AG	306	14,232
Beiersdorf AG	372	51,942

Brenntag SE	572	46,621

Carl Zeiss Meditec AG	138	18,561

Commerzbank AG*	3,849	42,774

Continental AG	403	28,277

Covestro AG, 144A*	667	29,262

CTS Eventim AG & Co. KGaA*	222	14,626

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Daimler Truck Holding AG*	1,568	$51,811
Deutsche Bank AG	7,468	82,093
Deutsche Boerse AG	680	129,682
Deutsche Lufthansa AG*	2,251	24,198
Deutsche Post AG	3,580	172,197
Deutsche Telekom AG	12,478	300,867
Deutsche Wohnen SE	202	4,574
DWS Group GmbH & Co. KGaA, 144A	122	4,057
E.ON SE	8,193	108,375
Evonik Industries AG	720	15,715
Fielmann AG	95	4,921
Fraport AG Frankfurt Airport Services Worldwide*	133	7,163
Fresenius Medical Care AG & Co. KGaA	758	36,781
Fresenius SE & Co. KGaA	1,504	43,577
Fuchs Petrolub SE	125	4,060
GEA Group AG	610	28,690
Hannover Rueck SE	221	47,219
HeidelbergCement AG	535	40,522
Hella GmbH & Co. KGaA	91	7,696
HelloFresh SE*	609	16,353
Henkel AG & Co. KGaA	373	27,585
HOCHTIEF AG	71	5,943
Infineon Technologies AG	4,819	175,492
KION Group AG	268	11,115
Knorr-Bremse AG	249	17,453
LANXESS AG	326	13,283
LEG Immobilien SE	279	17,366
Mercedes-Benz Group AG	3,173	247,450
Merck KGaA*	476	85,380
METRO AG*	519	4,414
MTU Aero Engines AG	197	51,726
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	518	194,679
Nemetschek SE	202	15,789
Puma SE	377	22,091
Rational AG	17	12,313
Rheinmetall AG	160	46,863
RWE AG	2,331	109,292
SAP SE	4,088	553,173
Sartorius AG	9	2,795
Scout24 SE, 144A	287	17,888
Siemens AG	2,748	452,959
Siemens Energy AG*	1,765	43,320
Siemens Healthineers AG, 144A	1,033	64,382
Sixt SE	52	6,452

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

SUSE SA*	147	$2,779
Symrise AG	482	58,236
Talanx AG	200	10,059
Telefonica Deutschland Holding AG	3,343	11,296
thyssenkrupp AG	1,858	13,371
Traton SE	207	4,788
United Internet AG	325	5,580
Volkswagen AG	107	17,964
Vonovia SE	2,641	57,279
Wacker Chemie AG	56	8,660
Zalando SE, 144A*	824	33,891

		4,827,179

Hong Kong 2.3%

AIA Group Ltd.	43,000	468,144
ASMPT Ltd.	1,200	9,435
Bank of East Asia Ltd. (The)	3,600	4,745
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	2,000	2,801
Cathay Pacific Airways Ltd.*	3,700	3,580
Champion REIT, REIT	8,000	3,339
CK Asset Holdings Ltd.	7,300	43,166
CK Infrastructure Holdings Ltd.	2,200	12,525
CLP Holdings Ltd.	5,900	43,930
Dah Sing Banking Group Ltd.	2,400	1,925
Dah Sing Financial Holdings Ltd.	400	1,025
DFI Retail Group Holdings Ltd.	1,200	3,612
Guotai Junan International Holdings Ltd.	7,000	591
Haitong International Securities Group Ltd.*	14,300	1,207
Hang Lung Group Ltd.	2,800	4,922
Hang Lung Properties Ltd.	6,000	10,968
Hang Seng Bank Ltd.	2,700	40,022
Henderson Land Development Co. Ltd.	4,004	14,257
Hong Kong & China Gas Co. Ltd.	41,356	36,721
Hong Kong Exchanges & Clearing Ltd.	4,640	192,638
Hongkong Land Holdings Ltd.	4,300	19,137
Huabao International Holdings Ltd.	4,000	1,889
Hutchison Port Holdings Trust, UTS	21,100	4,003
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	1,388
Hysan Development Co. Ltd.	1,800	5,087
Jardine Matheson Holdings Ltd.	687	33,211
Johnson Electric Holdings Ltd.	1,500	1,677
Kerry Properties Ltd.	2,400	6,192
Link REIT, REIT	9,400	61,484

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Man Wah Holdings Ltd.	5,200	$4,374
Melco International Development Ltd.*	2,600	3,026
MTR Corp. Ltd.	5,500	27,481
New World Development Co. Ltd.	4,900	13,068
NWS Holdings Ltd.	4,000	3,465
Orient Overseas International Ltd.	500	10,159
PCCW Ltd.	16,000	8,346
Power Assets Holdings Ltd.	5,100	29,143
Prudential PLC	10,170	155,612
Sino Land Co. Ltd.	13,600	18,327
Sun Hung Kai Properties Ltd.	5,250	73,097
Super Hi International Holding Ltd.*	1,000	2,086
Swire Pacific Ltd. (Class A Stock)	1,500	11,907
Swire Pacific Ltd. (Class B Stock)	2,900	3,682
Swire Properties Ltd.	4,000	10,751
Techtronic Industries Co. Ltd.	4,500	48,683
United Energy Group Ltd.*	30,000	4,521
Vitasoy International Holdings Ltd.	3,000	5,307
VTech Holdings Ltd.	600	3,602
WH Group Ltd., 144A	31,200	17,370
Wharf Real Estate Investment Co. Ltd.	5,500	31,717
Yue Yuen Industrial Holdings Ltd.	2,700	4,063

		1,523,408

Indonesia 0.0%

First Pacific Co. Ltd.	10,000	3,349

Ireland 0.5%
AIB Group PLC	4,317	18,566
Bank of Ireland Group PLC	4,031	41,692
CRH PLC	2,768	134,334
Glanbia PLC	703	10,661
Kerry Group PLC (Class A Stock)	567	59,719
Kingspan Group PLC	563	39,016
Smurfit Kappa Group PLC	960	35,570

		339,558

Israel 0.6%

Airport City Ltd.*	285	3,650
Alony Hetz Properties & Investments Ltd.	408	3,222
Amot Investments Ltd.	580	3,074
Ashtrom Group Ltd.	142	2,238
Azrieli Group Ltd.	138	8,048

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Israel (cont’d.)

Bank Hapoalim BM	4,928	$42,453
Bank Leumi Le-Israel BM	5,733	45,444
Bezeq The Israeli Telecommunication Corp. Ltd.	7,689	10,468
Big Shopping Centers Ltd.*	50	4,264
Delek Group Ltd.	31	3,377
Elbit Systems Ltd.	92	17,031
Elco Ltd.	39	1,354
Electra Ltd.	6	2,577
Energix-Renewable Energies Ltd.	729	2,169
Enlight Renewable Energy Ltd.*	388	6,422
Fattal Holdings 1998 Ltd.*	20	1,797
First International Bank of Israel Ltd. (The)	193	7,012
Gav-Yam Lands Corp. Ltd.	115	830
Harel Insurance Investments & Financial Services Ltd.	462	4,147
ICL Group Ltd.	2,689	16,701
Israel Corp. Ltd.	14	4,101
Israel Discount Bank Ltd. (Class A Stock)	4,619	22,956
Melisron Ltd.	63	4,212
Mivne Real Estate KD Ltd.	2,419	6,776
Mizrahi Tefahot Bank Ltd.	517	16,954
Nice Ltd.*	234	47,965
Nova Ltd.*	107	9,949
OPC Energy Ltd.*	304	2,169
Phoenix Holdings Ltd. (The)	442	4,742
Shapir Engineering & Industry Ltd.	367	2,623
Shikun & Binui Ltd.*	905	1,942
Shufersal Ltd.*	1,052	5,362
Strauss Group Ltd.*	145	3,233
Teva Pharmaceutical Industries Ltd.*	3,723	32,628
Tower Semiconductor Ltd.*	407	17,945

		369,835

Italy 2.1%

A2A SpA	5,689	10,038
Amplifon SpA	485	17,804
Assicurazioni Generali SpA	5,015	104,453
Banca Mediolanum SpA	938	8,481
Banco BPM SpA	5,141	20,904
Buzzi Unicem SpA	332	8,255
Coca-Cola HBC AG*	743	22,681
Davide Campari-Milano NV	1,876	24,177
De’ Longhi SpA	276	6,413
DiaSorin SpA	83	9,015
Enel SpA	28,753	196,444

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

Eni SpA	8,191	$123,745
Ferrari NV	445	123,998
FinecoBank Banca Fineco SpA	2,302	34,893
Hera SpA	2,932	9,128
Infrastrutture Wireless Italiane SpA, 144A	1,327	18,418
Interpump Group SpA	306	17,078
Intesa Sanpaolo SpA	59,972	157,690
Italgas SpA	1,849	12,073
Leonardo SpA	1,508	17,971
Mediobanca Banca di Credito Finanziario SpA	2,396	25,731
Moncler SpA	759	56,304
Nexi SpA, 144A*	2,126	17,628
Pirelli & C SpA, 144A	1,825	9,559
Poste Italiane SpA, 144A	1,720	17,900
PRADA SpA	2,000	14,725
Prysmian SpA	971	39,739
Recordati Industria Chimica e Farmaceutica SpA	366	16,848
Reply SpA	86	10,019
Snam SpA	8,244	45,818
Telecom Italia SpA*	40,042	11,777
Telecom Italia SpA, RSP*	22,509	6,500
Terna - Rete Elettrica Nazionale	5,211	45,105
UniCredit SpA	6,941	137,539
UnipolSai Assicurazioni SpA	1,497	4,027

		1,402,878

Japan 21.3%

ABC-Mart, Inc.	100	5,683
Acom Co. Ltd.	1,200	2,940
Activia Properties, Inc., REIT	2	5,828
Advance Residence Investment Corp., REIT	4	10,378
Advantest Corp.	670	52,214
Aeon Co. Ltd.	2,630	53,605
AEON Financial Service Co. Ltd.	410	3,652
Aeon Mall Co. Ltd.	430	5,798
AEON REIT Investment Corp., REIT	7	8,025
AGC, Inc.	620	23,117
Aica Kogyo Co. Ltd.	180	4,092
Ain Holdings, Inc.	100	4,158
Air Water, Inc.	680	8,592
Aisin Corp.	600	17,611
Ajinomoto Co., Inc.	1,720	61,859
Alfresa Holdings Corp.	650	9,412
Alps Alpine Co. Ltd.	800	7,304

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Amada Co. Ltd.	1,100	$10,271
Amano Corp.	210	4,276
Amvis Holdings, Inc.	100	2,178
ANA Holdings, Inc.*	550	11,997
Anritsu Corp.	560	5,128
Aozora Bank Ltd.	420	7,534
As One Corp.	20	847
Asahi Group Holdings Ltd.	1,740	67,223
Asahi Intecc Co. Ltd.	700	12,667
Asahi Kasei Corp.	4,600	32,491
Asics Corp.	600	16,771
ASKUL Corp.	200	2,665
Astellas Pharma, Inc.	6,880	103,644
Azbil Corp.	400	11,187
AZ-COM MARUWA Holdings, Inc.	200	2,949
Bandai Namco Holdings, Inc.	2,160	49,065
Bank of Kyoto Ltd. (The)	240	11,809
BayCurrent Consulting, Inc.	500	17,380
Benefit One, Inc.	200	2,753
Benesse Holdings, Inc.	320	4,593
Bic Camera, Inc.	600	5,020
BIPROGY, Inc.	200	4,822
Bridgestone Corp.	2,100	84,333
Brother Industries Ltd.	850	13,349
Calbee, Inc.	240	5,190
Canon Marketing Japan, Inc.	160	4,000
Canon, Inc.	3,630	86,457
Capcom Co. Ltd.	600	22,547
Casio Computer Co. Ltd.	800	7,612
Central Japan Railway Co.	694	85,916
Chiba Bank Ltd. (The)	2,250	14,693
Chubu Electric Power Co., Inc.	2,600	28,996
Chugai Pharmaceutical Co. Ltd.	2,470	63,740
Chugin Financial Group, Inc.	650	4,362
Chugoku Electric Power Co., Inc. (The)*	1,080	5,687
Coca-Cola Bottlers Japan Holdings, Inc.	540	5,819
COMSYS Holdings Corp.	400	7,654
Concordia Financial Group Ltd.	4,100	15,557
Cosmo Energy Holdings Co. Ltd.	300	9,591
Cosmos Pharmaceutical Corp.	90	8,852
Credit Saison Co. Ltd.	650	9,006
CyberAgent, Inc.	1,610	14,050
Dai Nippon Printing Co. Ltd.	950	27,309
Daicel Corp.	980	7,726

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Daido Steel Co. Ltd.	60	$2,311
Daifuku Co. Ltd.	1,050	19,346
Dai-ichi Life Holdings, Inc.	3,600	66,963
Daiichi Sankyo Co. Ltd.	6,960	238,830
Daiichikosho Co. Ltd.	260	4,661
Daikin Industries Ltd.	1,000	181,631
Daio Paper Corp.	300	2,431
Daito Trust Construction Co. Ltd.	246	23,315
Daiwa House Industry Co. Ltd.	2,420	61,682
Daiwa House REIT Investment Corp., REIT	8	17,021
Daiwa Office Investment Corp., REIT	1	4,347
Daiwa Securities Group, Inc.	5,350	24,849
Daiwa Securities Living Investments Corp., REIT	8	6,802
DeNA Co. Ltd.*	310	4,354
Denka Co. Ltd.	290	5,808
Denso Corp.	1,580	95,375
Dentsu Group, Inc.	780	28,107
Descente Ltd.	150	4,764
DIC Corp.	300	5,542
Disco Corp.	300	34,157
DMG Mori Co. Ltd.	400	6,417
Dowa Holdings Co. Ltd.	170	5,554
East Japan Railway Co.	1,330	76,105
Ebara Corp.	300	13,125
Eisai Co. Ltd.	964	55,626
Electric Power Development Co. Ltd.	600	9,594
ENEOS Holdings, Inc.	10,560	37,567
EXEO Group, Inc.	390	7,237
Ezaki Glico Co. Ltd.	210	5,401
Fancl Corp.	300	5,192
FANUC Corp.	3,565	120,394
Fast Retailing Co. Ltd.	585	138,529
Food & Life Cos. Ltd.	400	9,634
FP Corp.	180	4,478
Frontier Real Estate Investment Corp., REIT	2	7,226
Fuji Electric Co. Ltd.	400	16,146
Fuji Kyuko Co. Ltd.	100	3,841
Fuji Media Holdings, Inc.	200	1,875
Fuji Oil Holdings, Inc.	160	2,472
FUJIFILM Holdings Corp.	1,310	68,277
Fujikura Ltd.	1,000	6,818
Fujitsu General Ltd.	200	5,145
Fujitsu Ltd.	710	94,627
Fukuoka Financial Group, Inc.	560	10,548

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Furukawa Electric Co. Ltd.	200	$3,662
Fuyo General Lease Co. Ltd.	50	3,659
GLP J-REIT, REIT	17	19,424
GMO internet group, Inc.	200	4,023
GMO Payment Gateway, Inc.	190	14,860
Goldwin, Inc.	142	12,902
GS Yuasa Corp.	300	5,280
GungHo Online Entertainment, Inc.	120	2,304
H.U. Group Holdings, Inc.	240	4,852
Hachijuni Bank Ltd. (The)	1,390	6,227
Hakuhodo DY Holdings, Inc.	900	10,605
Hamamatsu Photonics KK	450	23,856
Hankyu Hanshin Holdings, Inc.	770	24,040
Harmonic Drive Systems, Inc.	200	6,115
Haseko Corp.	970	11,842
Heiwa Corp.	200	3,949
Hikari Tsushin, Inc.	80	10,916
Hino Motors Ltd.*	1,100	4,334
Hirogin Holdings, Inc.	1,100	5,455
Hirose Electric Co. Ltd.	145	19,569
Hisamitsu Pharmaceutical Co., Inc.	210	5,809
Hitachi Construction Machinery Co. Ltd.	420	10,350
Hitachi Ltd.	3,330	184,198
Honda Motor Co. Ltd.	6,140	162,851
Horiba Ltd.	150	8,264
Hoshizaki Corp.	440	15,497
House Foods Group, Inc.	240	5,277
Hoya Corp.	1,280	134,214
Hulic Co. Ltd.	1,510	13,001
Ibiden Co. Ltd.	360	14,165
Idemitsu Kosan Co. Ltd.	847	18,035
IHI Corp.	430	10,835
Iida Group Holdings Co. Ltd.	530	9,423
Industrial & Infrastructure Fund Investment Corp., REIT	8	9,168
Information Services International-Dentsu Ltd.	100	3,525
INFRONEER Holdings, Inc.	828	6,540
Inpex Corp.	3,550	38,848
Internet Initiative Japan, Inc.	400	8,278
Invincible Investment Corp., REIT	18	7,772
Isetan Mitsukoshi Holdings Ltd.	1,400	15,457
Isuzu Motors Ltd.	1,950	23,028
Ito En Ltd.	230	7,114
ITOCHU Corp.	4,900	162,557
Itochu Techno-Solutions Corp.	380	9,840

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Itoham Yonekyu Holdings, Inc.	400	$2,192
Iwatani Corp.	150	7,101
Iyogin Holdings, Inc.	970	5,680
Izumi Co. Ltd.	200	4,703
J Front Retailing Co. Ltd.	900	9,466
Japan Airlines Co. Ltd.	560	10,683
Japan Airport Terminal Co. Ltd.	150	7,350
Japan Aviation Electronics Industry Ltd.	220	3,859
Japan Exchange Group, Inc.	1,950	31,664
Japan Hotel REIT Investment Corp., REIT	17	9,605
Japan Logistics Fund, Inc., REIT	3	7,125
Japan Metropolitan Fund Investment Corp., REIT	25	18,305
Japan Post Bank Co. Ltd.	5,600	44,719
Japan Post Holdings Co. Ltd.	7,900	65,032
Japan Post Insurance Co. Ltd.	700	11,367
Japan Prime Realty Investment Corp., REIT	3	7,801
Japan Real Estate Investment Corp., REIT	5	19,812
Japan Steel Works Ltd. (The)	200	3,634
Japan Tobacco, Inc.	4,480	96,396
JCR Pharmaceuticals Co. Ltd.	200	2,163
Jeol Ltd.	100	2,918
JFE Holdings, Inc.	1,880	22,241
JGC Holdings Corp.	880	11,009
JMDC, Inc.*	100	3,585
JSR Corp.	650	15,082
JTEKT Corp.	900	7,432
Justsystems Corp.	60	1,586
Kadokawa Corp.	300	6,398
Kagome Co. Ltd.	300	7,287
Kajima Corp.	1,600	21,169
Kakaku.com, Inc.	450	6,191
Kaken Pharmaceutical Co. Ltd.	50	1,377
Kamigumi Co. Ltd.	380	8,328
Kandenko Co. Ltd.	400	3,014
Kaneka Corp.	230	6,119
Kansai Electric Power Co., Inc. (The)	2,720	29,362
Kansai Paint Co. Ltd.	630	8,882
Kao Corp.	1,680	67,886
Katitas Co. Ltd.	200	3,906
Kawasaki Heavy Industries Ltd.	590	12,835
Kawasaki Kisen Kaisha Ltd.	800	19,064
KDDI Corp.	5,910	184,499
Keihan Holdings Co. Ltd.	310	8,533
Keikyu Corp.	1,000	9,720

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Keio Corp.	360	$13,370
Keisei Electric Railway Co. Ltd.	450	15,880
Kenedix Office Investment Corp., REIT	2	4,422
Kewpie Corp.	460	7,722
Keyence Corp.	726	327,394
Kikkoman Corp.	660	39,094
Kinden Corp.	500	6,817
Kintetsu Group Holdings Co. Ltd.	660	22,280
Kirin Holdings Co. Ltd.	2,850	46,299
Kobayashi Pharmaceutical Co. Ltd.	230	14,352
Kobe Bussan Co. Ltd.	450	12,586
Kobe Steel Ltd.	1,200	8,941
Koei Tecmo Holdings Co. Ltd.	520	9,563
Koito Manufacturing Co. Ltd.	860	16,635
Kokuyo Co. Ltd.	300	4,287
Komatsu Ltd.	3,460	86,050
Konami Group Corp.	300	14,761
Konica Minolta, Inc.	1,600	6,674
Kose Corp.	130	15,170
Kotobuki Spirits Co. Ltd.	70	5,169
K’s Holdings Corp.	600	5,318
Kubota Corp.	4,050	61,370
Kuraray Co. Ltd.	1,250	11,690
Kurita Water Industries Ltd.	360	15,087
Kyocera Corp.	1,150	60,361
Kyowa Kirin Co. Ltd.	920	20,471
Kyudenko Corp.	150	4,000
Kyushu Electric Power Co., Inc.*	1,800	10,481
Kyushu Financial Group, Inc.	1,500	5,407
Kyushu Railway Co.	620	14,079
LaSalle Logiport REIT, REIT	7	8,316
Lasertec Corp.	300	40,814
Lawson, Inc.	150	6,813
Lintec Corp.	140	2,341
Lion Corp.	940	10,248
Lixil Corp.	1,020	16,056
M3, Inc.	1,570	38,537
Mabuchi Motor Co. Ltd.	160	4,516
Makita Corp.	900	25,390
Mani, Inc.	280	3,664
Marubeni Corp.	5,700	80,901
Marui Group Co. Ltd.	680	10,834
Maruichi Steel Tube Ltd.	270	6,108
Matsui Securities Co. Ltd.	300	1,717

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

MatsukiyoCocokara & Co.	440	$23,562
Mazda Motor Corp.	2,150	19,456
McDonald’s Holdings Co. Japan Ltd.	300	12,498
Mebuki Financial Group, Inc.	3,400	8,710
Medipal Holdings Corp.	500	7,639
MEIJI Holdings Co. Ltd.	832	20,076
Menicon Co. Ltd.	200	4,248
Mercari, Inc.*	450	7,739
MINEBEA MITSUMI, Inc.	1,550	28,704
MISUMI Group, Inc.	1,050	26,489
Mitsubishi Chemical Group Corp.	4,750	27,867
Mitsubishi Corp.	4,280	158,685
Mitsubishi Electric Corp.	7,230	89,644
Mitsubishi Estate Co. Ltd.	4,220	52,009
Mitsubishi Gas Chemical Co., Inc.	620	9,026
Mitsubishi HC Capital, Inc.	2,423	12,577
Mitsubishi Heavy Industries Ltd.	1,110	42,091
Mitsubishi Logistics Corp.	190	4,708
Mitsubishi Materials Corp.	510	8,351
Mitsubishi Motors Corp.*	2,450	9,417
Mitsubishi UFJ Financial Group, Inc.	42,950	268,847
Mitsui & Co. Ltd.	5,500	171,703
Mitsui Chemicals, Inc.	640	16,193
Mitsui Fudosan Co. Ltd.	3,360	66,736
Mitsui Fudosan Logistics Park, Inc., REIT	2	7,515
Mitsui High-Tec, Inc.	50	3,015
Mitsui Mining & Smelting Co. Ltd.	200	4,763
Mitsui OSK Lines Ltd.	1,210	29,997
Miura Co. Ltd.	330	8,790
Mizuho Financial Group, Inc.	9,530	138,145
Money Forward, Inc.*	100	4,164
MonotaRO Co. Ltd.	920	13,919
Mori Hills REIT Investment Corp., REIT	6	6,781
Morinaga & Co. Ltd.	140	4,149
Morinaga Milk Industry Co. Ltd.	110	4,137
MS&AD Insurance Group Holdings, Inc.	1,660	54,485
Murata Manufacturing Co. Ltd.	2,070	117,444
Nabtesco Corp.	380	9,159
Nagase & Co. Ltd.	400	6,302
Nagoya Railroad Co. Ltd.	760	12,260
Nankai Electric Railway Co. Ltd.	430	10,032
NEC Corp.	1,000	38,455
NEC Networks & System Integration Corp.	300	3,740
NET One Systems Co. Ltd.	260	6,130

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nexon Co. Ltd.	1,540	$34,789
NGK Insulators Ltd.	930	11,673
NH Foods Ltd.	300	8,755
NHK Spring Co. Ltd.	680	5,042
Nichirei Corp.	400	8,206
Nidec Corp.	1,640	81,151
Nifco, Inc.	250	7,190
Nihon Kohden Corp.	300	8,301
Nihon M&A Center Holdings, Inc.	1,000	7,644
Nikon Corp.	1,150	11,888
Nintendo Co. Ltd.	3,900	164,882
Nippon Accommodations Fund, Inc., REIT	1	4,861
Nippon Building Fund, Inc., REIT	6	25,159
Nippon Electric Glass Co. Ltd.	330	6,300
NIPPON EXPRESS HOLDINGS, Inc.	270	15,844
Nippon Kayaku Co. Ltd.	700	6,350
Nippon Paint Holdings Co. Ltd.	3,750	33,833
Nippon Prologis REIT, Inc., REIT	9	20,503
Nippon Sanso Holdings Corp.	590	10,645
Nippon Shinyaku Co. Ltd.	150	6,859
Nippon Shokubai Co. Ltd.	130	5,212
Nippon Steel Corp.	3,080	65,781
Nippon Telegraph & Telephone Corp.	4,320	131,820
Nippon Yusen KK	1,800	42,550
Nipro Corp.	500	3,766
Nishi-Nippon Railroad Co. Ltd.	280	5,135
Nissan Chemical Corp.	510	22,665
Nissan Motor Co. Ltd.	7,350	26,801
Nisshin Seifun Group, Inc.	1,060	12,849
Nissin Foods Holdings Co. Ltd.	250	24,103
Niterra Co. Ltd.	710	14,881
Nitori Holdings Co. Ltd.	272	34,635
Nitto Denko Corp.	500	32,324
NOF Corp.	200	9,138
NOK Corp.	450	6,064
Nomura Holdings, Inc.	11,300	40,509
Nomura Real Estate Holdings, Inc.	430	10,715
Nomura Real Estate Master Fund, Inc., REIT	17	19,892
Nomura Research Institute Ltd.	1,610	40,507
NS Solutions Corp.	130	3,538
NSK Ltd.	1,800	10,163
NTT Data Corp.	2,350	31,920
Obayashi Corp.	2,500	20,842
OBIC Business Consultants Co. Ltd.	60	2,278

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Obic Co. Ltd.	250	$38,519
Odakyu Electric Railway Co. Ltd.	1,240	17,321
Oji Holdings Corp.	3,500	13,754
OKUMA Corp.	50	2,220
Olympus Corp.	4,580	80,179
Omron Corp.	670	39,302
Ono Pharmaceutical Co. Ltd.	1,580	31,813
Open House Group Co. Ltd.	210	8,394
Oracle Corp.	150	10,765
Orient Corp.	180	1,502
Oriental Land Co. Ltd.	3,450	122,093
ORIX Corp.	4,450	75,706
Orix JREIT, Inc., REIT	10	12,927
Osaka Gas Co. Ltd.	1,440	23,819
OSG Corp.	260	3,652
Otsuka Corp.	390	14,196
Otsuka Holdings Co. Ltd.	1,560	53,072
PALTAC Corp.	100	3,837
Pan Pacific International Holdings Corp.	1,500	28,030
Panasonic Holdings Corp.	7,960	74,974
Park24 Co. Ltd.*	520	8,038
Penta-Ocean Construction Co. Ltd.	1,200	5,834
PeptiDream, Inc.*	370	4,999
Persol Holdings Co. Ltd.	650	13,403
Pigeon Corp.	360	5,606
Pola Orbis Holdings, Inc.	310	4,309
Rakus Co. Ltd.	400	6,080
Rakuten Group, Inc.	3,250	16,211
Recruit Holdings Co. Ltd.	5,050	141,671
Relo Group, Inc.	400	6,219
Renesas Electronics Corp.*	4,580	59,689
Rengo Co. Ltd.	800	5,217
RENOVA, Inc.*	200	2,833
Resona Holdings, Inc.	8,110	40,420
Resonac Holdings Corp.	700	11,085
Resorttrust, Inc.	220	3,633
Ricoh Co. Ltd.	2,100	17,387
Rinnai Corp.	480	11,602
Rohm Co. Ltd.	260	19,575
Rohto Pharmaceutical Co. Ltd.	750	15,560
Ryohin Keikaku Co. Ltd.	880	9,261
Sankyo Co. Ltd.	160	7,059
Sankyu, Inc.	200	7,054
Sanrio Co. Ltd.	150	6,942

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Santen Pharmaceutical Co. Ltd.	1,400	$11,779
Sanwa Holdings Corp.	760	8,324
Sapporo Holdings Ltd.	200	5,580
Sawai Group Holdings Co. Ltd.	150	4,340
SBI Holdings, Inc.	900	17,578
SBI Shinsei Bank Ltd.*	230	4,127
SCREEN Holdings Co. Ltd.	180	14,641
SCSK Corp.	480	7,247
Secom Co. Ltd.	700	44,824
Sega Sammy Holdings, Inc.	570	10,654
Seibu Holdings, Inc.	750	8,394
Seiko Epson Corp.	950	14,529
Seino Holdings Co. Ltd.	600	6,661
Sekisui Chemical Co. Ltd.	1,250	17,791
Sekisui House Ltd.	2,030	41,734
Sekisui House Reit, Inc., REIT	16	9,069
Seven & i Holdings Co. Ltd.	2,850	129,155
Seven Bank Ltd.	2,000	4,094
SG Holdings Co. Ltd.	1,550	22,304
Sharp Corp.*	740	5,274
SHIFT, Inc.*	30	5,585
Shikoku Electric Power Co., Inc.*	600	3,545
Shimadzu Corp.	980	30,651
Shimamura Co. Ltd.	50	4,590
Shimano, Inc.	270	41,756
Shimizu Corp.	2,100	12,825
Shin-Etsu Chemical Co. Ltd.	7,150	204,031
Shinko Electric Industries Co. Ltd.	200	5,938
Shionogi & Co. Ltd.	1,040	46,555
Ship Healthcare Holdings, Inc.	300	5,292
Shiseido Co. Ltd.	1,400	70,176
Shizuoka Financial Group, Inc.	1,860	14,020
SHO-BOND Holdings Co. Ltd.	182	7,778
Shochiku Co. Ltd.	50	4,490
Skylark Holdings Co. Ltd.*	900	12,076
SMC Corp.	210	104,736
SMS Co. Ltd.	200	4,700
SoftBank Corp.	10,300	115,966
SoftBank Group Corp.	3,550	133,134
Sohgo Security Services Co. Ltd.	220	6,144
Sojitz Corp.	830	17,481
Sompo Holdings, Inc.	1,110	46,320
Sony Group Corp.	4,530	409,846
Sotetsu Holdings, Inc.	260	4,951

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Square Enix Holdings Co. Ltd.	230	$11,318
Stanley Electric Co. Ltd.	540	12,181
Subaru Corp.	2,270	37,051
Sugi Holdings Co. Ltd.	150	6,364
SUMCO Corp.	1,230	16,939
Sumitomo Bakelite Co. Ltd.	100	3,824
Sumitomo Chemical Co. Ltd.	5,650	19,093
Sumitomo Corp.	4,180	74,918
Sumitomo Electric Industries Ltd.	2,820	35,990
Sumitomo Forestry Co. Ltd.	500	10,802
Sumitomo Heavy Industries Ltd.	410	9,906
Sumitomo Metal Mining Co. Ltd.	810	29,896
Sumitomo Mitsui Financial Group, Inc.	4,720	192,924
Sumitomo Mitsui Trust Holdings, Inc.	1,280	46,141
Sumitomo Pharma Co. Ltd.	700	4,392
Sumitomo Realty & Development Co. Ltd.	1,500	35,024
Sumitomo Rubber Industries Ltd.	700	6,420
Sundrug Co. Ltd.	220	6,064
Suntory Beverage & Food Ltd.	420	15,811
Suzuken Co. Ltd.	230	6,546
Suzuki Motor Corp.	1,620	56,487
Sysmex Corp.	710	45,670
T&D Holdings, Inc.	1,900	23,268
Taiheiyo Cement Corp.	430	7,710
Taisei Corp.	650	22,107
Taisho Pharmaceutical Holdings Co. Ltd.	180	7,773
Taiyo Yuden Co. Ltd.	400	12,247
Takara Bio, Inc.	130	1,640
Takara Holdings, Inc.	700	5,516
Takashimaya Co. Ltd.	500	7,386
Takeda Pharmaceutical Co. Ltd.	5,583	185,128
TBS Holdings, Inc.	170	2,563
TDK Corp.	1,260	43,317
TechnoPro Holdings, Inc.	340	9,276
Teijin Ltd.	740	8,265
Terumo Corp.	2,410	72,169
THK Co. Ltd.	470	10,544
TIS, Inc.	800	21,968
Tobu Railway Co. Ltd.	730	18,634
Toda Corp.	800	4,680
Toho Co. Ltd.	420	16,685
Toho Gas Co. Ltd.	370	6,923
Tohoku Electric Power Co., Inc.*	1,780	9,152
Tokai Carbon Co. Ltd.	800	7,270

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Tokio Marine Holdings, Inc.	6,860	$137,934
Tokyo Century Corp.	160	5,504
Tokyo Electric Power Co. Holdings, Inc.*	5,800	20,795
Tokyo Electron Ltd.	1,680	192,369
Tokyo Gas Co. Ltd.	1,540	31,544
Tokyo Ohka Kogyo Co. Ltd.	150	7,830
Tokyo Tatemono Co. Ltd.	770	9,752
Tokyu Corp.	2,250	31,761
Tokyu Fudosan Holdings Corp.	2,400	12,180
TOPPAN, Inc.	1,000	21,259
Toray Industries, Inc.	5,840	33,097
Toshiba Corp.	1,610	51,874
Toshiba TEC Corp.	100	2,904
Tosoh Corp.	1,050	14,028
TOTO Ltd.	530	18,127
Toyo Seikan Group Holdings Ltd.	570	8,052
Toyo Suisan Kaisha Ltd.	270	12,055
Toyo Tire Corp.	400	4,766
Toyoda Gosei Co. Ltd.	310	5,316
Toyota Boshoku Corp.	280	4,432
Toyota Industries Corp.	530	30,803
Toyota Motor Corp.	44,300	608,241
Toyota Tsusho Corp.	760	31,591
Trend Micro, Inc.	440	21,500
TS Tech Co. Ltd.	360	4,854
Tsumura & Co.	280	5,682
Tsuruha Holdings, Inc.	110	7,205
UBE Corp.	400	6,345
Ulvac, Inc.	200	7,940
Unicharm Corp.	1,440	58,133
United Urban Investment Corp., REIT	11	12,214
Ushio, Inc.	400	4,976
USS Co. Ltd.	750	12,603
Welcia Holdings Co. Ltd.	420	8,794
West Japan Railway Co.	860	37,274
Workman Co. Ltd.	150	6,110
Yakult Honsha Co. Ltd.	500	37,607
Yamada Holdings Co. Ltd.	2,250	7,841
Yamaguchi Financial Group, Inc.	900	5,534
Yamaha Corp.	520	20,493
Yamaha Motor Co. Ltd.	1,150	29,821
Yamato Holdings Co. Ltd.	1,230	21,128
Yamato Kogyo Co. Ltd.	100	3,929
Yamazaki Baking Co. Ltd.	500	6,700

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Yaskawa Electric Corp.	970	$39,504
Yokogawa Electric Corp.	900	14,617
Yokohama Rubber Co. Ltd. (The)	470	10,218
Z Holdings Corp.	9,700	26,571
Zenkoku Hosho Co. Ltd.	200	7,351
Zensho Holdings Co. Ltd.	300	9,532
Zeon Corp.	600	6,191
ZOZO, Inc.	390	8,207

		14,206,930

Jordan 0.0%

Hikma Pharmaceuticals PLC	619	14,337

Luxembourg 0.1%

ArcelorMittal SA	1,780	50,569
Eurofins Scientific SE	456	31,852
L’Occitane International SA	1,750	4,452
RTL Group SA	144	6,750

		93,623

Macau 0.2%

Galaxy Entertainment Group Ltd.*	8,000	56,939
MGM China Holdings Ltd.*	3,100	4,234
Sands China Ltd.*	9,200	32,949
SJM Holdings Ltd.*	7,600	3,958
Wynn Macau Ltd.*	6,000	6,491

		104,571

Mexico 0.0%

Fresnillo PLC	723	6,470

Netherlands 4.8%

Aalberts NV	362	16,719
ABN AMRO Bank NV, 144A, CVA	1,490	23,881
Adyen NV, 144A*	108	173,540
Aegon NV	6,307	28,777
Akzo Nobel NV	645	53,508
Argenx SE*	205	79,078
ASM International NV	171	62,082
ASML Holding NV	1,485	942,400
ASR Nederland NV	526	23,135
BE Semiconductor Industries NV	292	26,284

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)

CTP NV, 144A	385	$5,051
Euronext NV, 144A	303	24,097
EXOR NV*	376	30,945
Heineken Holding NV	446	42,808
Heineken NV	929	106,673
IMCD NV	212	31,914
ING Groep NV	13,402	166,215
JDE Peet’s NV	305	9,277
Koninklijke Ahold Delhaize NV	3,544	121,859
Koninklijke DSM NV	640	84,018
Koninklijke KPN NV	11,943	43,555
Koninklijke Philips NV	3,306	69,796
Koninklijke Vopak NV	242	9,247
NN Group NV	1,054	39,304
OCI NV	360	9,486
Randstad NV	409	22,223
Shell PLC	25,674	788,915
Universal Music Group NV	2,785	60,845
Wolters Kluwer NV	927	122,822

		3,218,454

New Zealand 0.3%

a2 Milk Co. Ltd. (The)*	2,779	10,150
Air New Zealand Ltd.*	6,155	2,900
Auckland International Airport Ltd.*	4,413	24,163
Contact Energy Ltd.	2,946	14,288
Fisher & Paykel Healthcare Corp. Ltd.	2,125	36,450
Fletcher Building Ltd.	3,020	8,421
Infratil Ltd.	2,699	15,959
Kiwi Property Group Ltd.	6,110	3,484
Mainfreight Ltd.	307	13,635
Mercury NZ Ltd.	2,554	10,032
Meridian Energy Ltd.	4,693	15,894
Ryman Healthcare Ltd.	2,082	6,839
SKYCITY Entertainment Group Ltd.	3,080	4,574
Spark New Zealand Ltd.	6,975	22,600
Xero Ltd.*	477	29,777

		219,166

Nigeria 0.0%

Airtel Africa PLC, 144A	4,017	6,064

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Norway 0.6%

Aker ASA (Class A Stock)	89	$5,440
Aker BP ASA	1,141	27,276
AutoStore Holdings Ltd., 144A*	2,344	5,048
DNB Bank ASA	3,775	66,403
Equinor ASA	3,401	97,918
Gjensidige Forsikring ASA	639	11,131
Kongsberg Gruppen ASA	280	12,576
Leroy Seafood Group ASA	1,003	5,282
Mowi ASA	1,649	31,462
Nordic Semiconductor ASA*	583	6,313
Norsk Hydro ASA	4,930	36,280
Orkla ASA	2,884	20,730
Salmar ASA	262	11,640
Schibsted ASA (Class A Stock)	291	5,167
Schibsted ASA (Class B Stock)	366	5,926
Telenor ASA	2,364	29,498
TOMRA Systems ASA	882	13,525
Var Energi ASA	1,600	4,199

		395,814

Poland 0.3%

Allegro.eu SA, 144A*	1,511	11,910
Bank Polska Kasa Opieki SA	590	13,651
Dino Polska SA, 144A*	179	18,255
InPost SA*	777	8,339
KGHM Polska Miedz SA	515	14,814
LPP SA	4	11,531
Polski Koncern Naftowy ORLEN SA	2,167	33,061
Powszechna Kasa Oszczednosci Bank Polski SA	3,229	24,967
Powszechny Zaklad Ubezpieczen SA	2,122	19,550
Santander Bank Polska SA	113	9,191

		165,269

Portugal 0.2%

EDP - Energias de Portugal SA	10,548	58,119
Galp Energia SGPS SA	1,862	22,500
Jeronimo Martins SGPS SA	1,042	26,295

		106,914

Russia 0.0%

Evraz PLC*^	2,361	—

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Singapore 1.4%

CapitaLand Ascendas REIT, REIT	12,716	$27,364
CapitaLand Ascott Trust, REIT, UTS	8,342	6,772
CapitaLand Integrated Commercial Trust, REIT	18,888	28,841
Capitaland Investment Ltd.	9,500	26,593
City Developments Ltd.	1,700	8,893
ComfortDelGro Corp. Ltd.	8,000	7,161
DBS Group Holdings Ltd.	6,691	165,334
Frasers Logistics & Commercial Trust, REIT	10,500	10,657
Genting Singapore Ltd.	21,800	18,546
Jardine Cycle & Carriage Ltd.	290	7,386
Kenon Holdings Ltd.	73	1,942
Keppel Corp. Ltd.	5,000	23,217
Keppel DC REIT, REIT	4,700	7,599
Keppel REIT, REIT	8,000	5,232
Mapletree Industrial Trust, REIT	7,106	12,703
Mapletree Logistics Trust, REIT	12,000	15,704
Mapletree Pan Asia Commercial Trust, REIT	8,500	11,260
NetLink NBN Trust, UTS	11,900	7,812
Olam Group Ltd.	4,300	5,190
Oversea-Chinese Banking Corp. Ltd.	12,973	122,736
SATS Ltd.*	3,100	5,922
Sembcorp Industries Ltd.	3,500	11,262
Sembcorp Marine Ltd.*	158,977	14,827
SIA Engineering Co. Ltd.*	1,000	1,677
Singapore Airlines Ltd.	4,700	20,672
Singapore Exchange Ltd.	3,000	21,590
Singapore Post Ltd.	6,000	2,299
Singapore Technologies Engineering Ltd.	5,800	15,789
Singapore Telecommunications Ltd.	28,000	53,658
StarHub Ltd.	2,100	1,577
STMicroelectronics NV	2,341	100,141
Suntec Real Estate Investment Trust, REIT	8,000	8,109
United Overseas Bank Ltd.	4,757	101,029
UOL Group Ltd.	1,800	9,390
Venture Corp. Ltd.	900	11,498

		900,382

South Africa 0.2%

Anglo American PLC	4,465	137,585

South Korea 4.3%

Alteogen, Inc.*	133	4,355
Amorepacific Corp.	112	10,362

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

AMOREPACIFIC Group	118	$3,235
BGF retail Co. Ltd.	25	3,488
BNK Financial Group, Inc.	1,143	5,686
Celltrion Healthcare Co. Ltd.	372	19,391
Celltrion Pharm, Inc.*	80	4,904
Celltrion, Inc.	409	49,280
Cheil Worldwide, Inc.	277	3,833
CJ CheilJedang Corp.	29	6,716
CJ Corp.	48	3,287
CJ ENM Co. Ltd.*	39	2,329
CJ Logistics Corp.	27	1,560
Coway Co. Ltd.	212	7,784
Daewoo Engineering & Construction Co. Ltd.*	691	2,185
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	177	3,581
DB Insurance Co. Ltd.	165	10,372
Delivery Hero SE, 144A*	704	28,140
DGB Financial Group, Inc.	628	3,220
DL E&C Co. Ltd.	116	3,065
DL Holdings Co. Ltd.	46	1,704
Dongsuh Cos., Inc.	129	1,855
Doosan Bobcat, Inc.	106	4,067
Doosan Enerbility Co. Ltd.*	1,574	19,722
Ecopro BM Co. Ltd.	146	29,318
E-MART, Inc.	72	5,266
F&F Co. Ltd.	61	6,454
Fila Holdings Corp.	204	5,603
Green Cross Corp.	23	2,131
GS Engineering & Construction Corp.	233	3,781
GS Holdings Corp.	195	5,794
GS Retail Co. Ltd.	144	2,868
Hana Financial Group, Inc.	1,082	34,000
Hanjin Kal Corp.	87	2,576
Hankook Tire & Technology Co. Ltd.	276	7,128
Hanmi Pharm Co. Ltd.	28	6,772
Hanmi Science Co. Ltd.	90	2,955
Hanon Systems	660	4,537
Hanwha Aerospace Co. Ltd.	128	9,850
Hanwha Corp.	141	2,864
Hanwha Galleria Co. Ltd.*	439	565
Hanwha Life Insurance Co. Ltd.*	760	1,412
Hanwha Solutions Corp.*	390	14,033
HD Hyundai Co. Ltd.	187	8,292
HD Hyundai Heavy Industries Co. Ltd.*	69	5,677
HD Hyundai Infracore Co. Ltd.	420	3,108

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	161	$10,240
Hite Jinro Co. Ltd.	102	1,701
HL Mando Co. Ltd.	122	4,238
HLB, Inc.*	375	9,966
HMM Co. Ltd.	1,083	16,589
Hotel Shilla Co. Ltd.	115	7,026
HYBE Co. Ltd.*	68	13,751
Hyundai Department Store Co. Ltd.	60	2,323
Hyundai Engineering & Construction Co. Ltd.	273	8,400
Hyundai Glovis Co. Ltd.	68	8,342
Hyundai Marine & Fire Insurance Co. Ltd.	225	6,321
Hyundai Mipo Dockyard Co. Ltd.*	75	4,128
Hyundai Mobis Co. Ltd.	228	37,132
Hyundai Motor Co.	511	75,694
Hyundai Steel Co.	282	7,711
Hyundai Wia Corp.	65	2,733
Industrial Bank of Korea	944	7,109
Kakao Corp.	1,124	49,219
Kakao Games Corp.*	108	3,282
KakaoBank Corp.	621	10,281
Kakaopay Corp.*	85	3,493
Kangwon Land, Inc.	408	5,780
KB Financial Group, Inc.	1,442	53,522
KCC Corp.	15	2,500
KEPCO Plant Service & Engineering Co. Ltd.	71	1,899
Kia Corp.	956	60,547
Korea Aerospace Industries Ltd.	265	10,885
Korea Electric Power Corp.*	948	13,235
Korea Gas Corp.*	107	2,147
Korea Investment Holdings Co. Ltd.	141	5,827
Korea Zinc Co. Ltd.	35	13,453
Korean Air Lines Co. Ltd.	659	11,304
Krafton, Inc.*	112	16,179
KT&G Corp.	398	25,504
Kumho Petrochemical Co. Ltd.	67	6,851
L&F Co. Ltd.	86	17,167
LG Chem Ltd.	171	94,988
LG Corp.	322	21,075
LG Display Co. Ltd.*	829	9,242
LG Electronics, Inc.	400	32,847
LG Energy Solution Ltd.*	127	55,351
LG H&H Co. Ltd.	32	14,942
LG Innotek Co. Ltd.	52	10,350
LG Uplus Corp.	786	6,483

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

Lotte Chemical Corp.	67	$8,445
Lotte Chilsung Beverage Co. Ltd.	11	1,282
Lotte Corp.	108	2,266
Lotte Energy Materials Corp.	68	3,076
LOTTE Fine Chemical Co. Ltd.	72	3,307
Lotte Shopping Co. Ltd.	46	2,750
LS Corp.	71	4,769
Meritz Financial Group, Inc.*	483	16,626
Mirae Asset Securities Co. Ltd.	1,014	5,269
NAVER Corp.	528	76,494
NCSoft Corp.	60	16,978
Netmarble Corp., 144A*	71	3,457
NH Investment & Securities Co. Ltd.	553	3,872
NHN Corp.*	62	1,262
NongShim Co. Ltd.	11	3,259
OCI Co. Ltd.	67	6,027
Orion Corp.	81	8,782
Ottogi Corp.	5	1,727
Pan Ocean Co. Ltd.	732	2,987
Paradise Co. Ltd.*	142	1,635
Pearl Abyss Corp.*	115	3,724
POSCO Future M Co. Ltd.	102	25,675
POSCO Holdings, Inc.	275	77,826
Posco International Corp.	167	3,358
S-1 Corp.	75	3,276
Samsung Biologics Co. Ltd., 144A*	66	38,601
Samsung C&T Corp.	311	25,541
Samsung Card Co. Ltd.	124	2,762
Samsung Electro-Mechanics Co. Ltd.	207	22,386
Samsung Electronics Co. Ltd.	17,447	858,464
Samsung Engineering Co. Ltd.*	592	12,922
Samsung Fire & Marine Insurance Co. Ltd.	124	20,860
Samsung Heavy Industries Co. Ltd.*	2,295	9,776
Samsung Life Insurance Co. Ltd.	276	13,683
Samsung SDI Co. Ltd.	193	100,162
Samsung SDS Co. Ltd.	136	11,958
Samsung Securities Co. Ltd.	234	5,940
SD Biosensor, Inc.	136	2,121
Seegene, Inc.*	120	2,187
Shin Poong Pharmaceutical Co. Ltd.*	140	1,894
Shinhan Financial Group Co. Ltd.	1,851	48,460
Shinsegae, Inc.	26	4,014
SK Biopharmaceuticals Co. Ltd.*	91	4,706
SK Bioscience Co. Ltd.*	77	4,069

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

SK Chemicals Co. Ltd.	37	$1,976
SK Hynix, Inc.	1,992	134,029
SK IE Technology Co. Ltd., 144A*	95	5,523
SK Innovation Co. Ltd.*	193	25,119
SK Networks Co. Ltd.	404	1,410
SK Square Co. Ltd.*	366	11,664
SK Telecom Co. Ltd.	47	1,675
SK, Inc.	137	16,707
SKC Co. Ltd.	71	5,303
S-Oil Corp.	154	8,625
Solus Advanced Materials Co. Ltd.	38	1,152
SSANGYONG C&E Co. Ltd.	309	1,353
Wemade Co. Ltd.	66	2,766
Woori Financial Group, Inc.	2,353	20,695
Yuhan Corp.	207	8,926

		2,876,420

Spain 2.3%

Acciona SA	87	16,120
ACS Actividades de Construccion y Servicios SA	749	25,752
Aena SME SA, 144A*	262	44,125
Amadeus IT Group SA*	1,665	117,025
Banco Bilbao Vizcaya Argentaria SA	22,281	163,119
Banco Santander SA	60,334	211,958
Bankinter SA	2,554	15,102
CaixaBank SA	14,069	52,078
Cellnex Telecom SA, 144A	2,064	86,903
Corp. ACCIONA Energias Renovables SA*	212	7,612
EDP Renovaveis SA	911	20,249
Enagas SA	937	18,759
Endesa SA	1,182	26,516
Ferrovial SA	1,745	54,712
Grifols SA*	1,223	12,589
Iberdrola SA	21,982	284,845
Industria de Diseno Textil SA	3,885	133,554
Inmobiliaria Colonial Socimi SA, REIT	1,313	8,393
Mapfre SA	3,686	7,384
Merlin Properties Socimi SA, REIT	1,256	11,105
Naturgy Energy Group SA	545	16,969
Red Electrica Corp. SA	1,608	29,236
Repsol SA	4,724	69,394
Telefonica SA	18,393	83,545

		1,517,044

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden 2.9%

Alfa Laval AB	1,140	$41,823
Assa Abloy AB (Class B Stock)	3,596	85,678
Atlas Copco AB (Class A Stock)	9,345	135,167
Atlas Copco AB (Class B Stock)	5,636	72,292
Axfood AB	402	9,976
Beijer Ref AB	1,221	19,973
Boliden AB	1,008	36,023
Castellum AB	992	12,059
Electrolux AB (Class B Stock)	805	12,143
Epiroc AB (Class A Stock)	2,307	46,216
Epiroc AB (Class B Stock)	1,408	24,243
EQT AB	1,265	27,246
Essity AB (Class B Stock)	2,246	68,066
Evolution AB, 144A	589	78,695
Fastighets AB Balder (Class B Stock)*	2,331	10,853
Getinge AB (Class B Stock)	841	21,345
H & M Hennes & Mauritz AB (Class B Stock)	2,464	36,124
Hexagon AB (Class B Stock)	6,905	79,060
Holmen AB (Class B Stock)	362	13,694
Husqvarna AB (Class B Stock)	1,534	13,240
Industrivarden AB (Class A Stock)	481	13,763
Industrivarden AB (Class C Stock)	559	15,963
Indutrade AB	1,063	25,525
Investment AB Latour (Class B Stock)	540	11,692
Investor AB (Class A Stock)	1,957	42,913
Investor AB (Class B Stock)	6,727	144,517
Kinnevik AB (Class B Stock)*	896	14,719
L E Lundbergforetagen AB (Class B Stock)	279	13,387
Lifco AB (Class B Stock)	855	19,498
Nibe Industrier AB (Class B Stock)	5,423	60,721
Saab AB (Class B Stock)	341	19,147
Sagax AB (Class B Stock)	648	15,895
Sagax AB (Class D Stock)	430	1,136
Sandvik AB	3,969	80,848
Securitas AB (Class B Stock)	1,809	16,215
Skandinaviska Enskilda Banken AB (Class A Stock)	6,035	68,623
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,276
Skanska AB (Class B Stock)	1,357	22,196
SKF AB (Class B Stock)	1,438	26,045
SSAB AB (Class A Stock)	893	6,342
SSAB AB (Class B Stock)	2,465	16,661
Svenska Cellulosa AB SCA (Class B Stock)	2,215	30,389
Svenska Handelsbanken AB (Class A Stock)	5,539	48,964
Svenska Handelsbanken AB (Class B Stock)	131	1,439

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Sweco AB (Class B Stock)	751	$10,068
Swedbank AB (Class A Stock)	3,751	65,179
Swedish Orphan Biovitrum AB*	665	16,183
Tele2 AB (Class B Stock)	2,010	21,359
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	1,208
Telefonaktiebolaget LM Ericsson (Class B Stock)	11,230	61,829
Telia Co. AB	9,098	25,330
Trelleborg AB (Class B Stock)	840	21,108
Volvo AB (Class A Stock)	777	16,454
Volvo AB (Class B Stock)	5,585	114,831
Volvo Car AB (Class B Stock)*	1,999	8,251

		1,923,590

Switzerland 5.2%

ABB Ltd.	5,626	202,950
Adecco Group AG	592	20,363
Alcon, Inc.	1,703	124,006
Bachem Holding AG	114	12,453
Baloise Holding AG	168	28,122
Banque Cantonale Vaudoise	108	11,364
Barry Callebaut AG	13	27,756
Belimo Holding AG	34	16,409
BKW AG	67	11,474
Chocoladefabriken Lindt & Spruengli AG	8	98,777
Cie Financiere Richemont SA (Class A Stock)	1,883	311,262
Clariant AG*	856	14,278
Credit Suisse Group AG*	13,494	12,143
DKSH Holding AG	70	5,576
Emmi AG	3	3,122
EMS-Chemie Holding AG	28	22,996
Flughafen Zurich AG	71	13,665
Geberit AG	128	72,904
Georg Fischer AG	305	22,241
Givaudan SA	29	101,441
Helvetia Holding AG	127	18,998
Julius Baer Group Ltd.	777	55,677
Kuehne + Nagel International AG	183	54,215
Logitech International SA	536	31,719
Lonza Group AG	274	170,877
Novartis AG	7,339	750,735
Partners Group Holding AG	81	78,629
PSP Swiss Property AG	156	18,371
Schindler Holding AG	69	14,740
Schindler Holding AG (Part. Cert.)	152	33,968

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

SGS SA	575	$52,035
SIG Group AG*	1,243	33,270
Sika AG	535	147,779
Sonova Holding AG	186	58,985
Straumann Holding AG	394	59,278
Swatch Group AG (The) (XSWX)	107	36,708
Swatch Group AG (The) (TRQX)	167	10,536
Swiss Life Holding AG*	112	73,926
Swiss Prime Site AG	283	25,617
Swisscom AG	98	67,282
Tecan Group AG	46	20,046
Temenos AG	227	19,121
UBS Group AG	10,583	215,391
VAT Group AG, 144A	96	33,868
Zurich Insurance Group AG	547	265,269

		3,480,342

Taiwan 0.0%

FIT Hon Teng Ltd., 144A*	3,000	595

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

United Kingdom 10.7%

3i Group PLC	3,511	78,116
abrdn PLC	7,298	19,557
Admiral Group PLC	1,075	31,244
Allfunds Group PLC*	1,262	8,372
Ashtead Group PLC	1,615	93,115
Associated British Foods PLC	1,297	31,956
AstraZeneca PLC	5,447	801,597
Auto Trader Group PLC, 144A	3,326	26,598
Aviva PLC	10,428	55,522
B&M European Value Retail SA	3,557	21,473
BAE Systems PLC	11,313	144,127
Barclays PLC	58,481	117,805
Barratt Developments PLC	3,765	23,687
Beazley PLC	2,472	18,546
Berkeley Group Holdings PLC	392	21,937
BP PLC	65,244	437,722
British American Tobacco PLC	8,261	305,209
British Land Co. PLC (The), REIT	3,488	17,573
BT Group PLC	25,715	51,360

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Bunzl PLC	1,247	$49,639
Burberry Group PLC	1,393	45,470
Centrica PLC	21,384	30,728
CK Hutchison Holdings Ltd.	9,600	64,180
CNH Industrial NV	3,683	51,827
Compass Group PLC	6,494	171,318
ConvaTec Group PLC, 144A	6,199	17,138
Croda International PLC	513	45,072
DCC PLC	374	23,269
Dechra Pharmaceuticals PLC	422	19,809
Derwent London PLC, REIT	421	12,710
Diageo PLC	8,189	373,550
Direct Line Insurance Group PLC	5,048	10,911
Dowlais Group PLC*	5,047	8,411
DS Smith PLC	4,821	18,822
Entain PLC	2,184	39,795
Halma PLC	1,413	41,095
Hargreaves Lansdown PLC	1,426	14,437
Hiscox Ltd.	1,279	19,036
Howden Joinery Group PLC	1,986	17,120
HSBC Holdings PLC	74,227	534,980
IMI PLC	969	19,442
Imperial Brands PLC	3,427	84,832
Informa PLC	5,206	47,328
InterContinental Hotels Group PLC	647	44,486
Intermediate Capital Group PLC	1,048	17,208
International Consolidated Airlines Group SA*	4,173	8,005
Intertek Group PLC	602	31,493
ITV PLC	14,051	14,301
J Sainsbury PLC	6,490	22,553
JD Sports Fashion PLC	9,292	18,859
Johnson Matthey PLC	674	16,650
Just Eat Takeaway.com NV, 144A*	696	12,205
Kingfisher PLC	7,374	23,900
Land Securities Group PLC, REIT	2,700	22,912
Legal & General Group PLC	21,859	64,495
Lloyds Banking Group PLC	248,480	150,957
London Stock Exchange Group PLC	1,444	151,610
M&G PLC	8,162	21,095
Melrose Industries PLC	5,047	25,998
National Grid PLC	13,484	193,333
NatWest Group PLC	19,943	65,694
Next PLC	466	39,539
Ocado Group PLC*	2,227	14,173

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Pearson PLC	2,708	$30,129
Pepco Group NV, 144A*	543	5,207
Persimmon PLC	1,198	19,827
Phoenix Group Holdings PLC	2,767	20,616
Reckitt Benckiser Group PLC	2,647	213,904
RELX PLC	7,085	236,063
Renishaw PLC	127	5,761
Rentokil Initial PLC	9,251	73,650
Rightmove PLC	3,062	22,163
Rolls-Royce Holdings PLC*	30,980	59,347
RS Group PLC	1,776	20,605
Sage Group PLC (The)	3,800	39,189
Schroders PLC	3,248	19,894
Segro PLC, REIT	4,443	46,776
Severn Trent PLC	934	34,403
Smith & Nephew PLC	3,228	53,164
Smiths Group PLC	1,339	28,313
Spirax-Sarco Engineering PLC	271	37,869
SSE PLC	3,991	92,085
St. James’s Place PLC	1,996	30,355
Standard Chartered PLC	8,738	69,232
Tate & Lyle PLC	1,513	15,514
Taylor Wimpey PLC	13,079	21,108
Tesco PLC	26,785	94,697
Unilever PLC	9,260	515,617
UNITE Group PLC (The), REIT	1,190	14,359
United Utilities Group PLC	2,545	34,572
Vodafone Group PLC	87,300	104,858
Weir Group PLC (The)	981	22,704
Whitbread PLC	753	30,822
Wise PLC (Class A Stock)*	2,702	18,708
WPP PLC	3,863	45,021

		7,102,433

United States 6.6%

Amcor PLC, CDI	5,502	60,154
CSL Ltd.	1,773	353,956
Experian PLC	3,402	120,447
Ferguson PLC	767	108,376
GSK PLC	14,734	265,701
Haleon PLC	18,417	80,974
Holcim AG*	2,017	133,269
James Hardie Industries PLC, CDI	1,652	36,864
JS Global Lifestyle Co. Ltd., 144A	5,000	4,433

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Nestle SA	9,955	$1,277,123
QIAGEN NV*	810	36,224
Roche Holding AG	2,560	801,639
Roche Holding AG (Bearer Shares)	108	36,547
Samsonite International SA, 144A*	4,800	15,210
Sanofi	4,014	432,582
Schneider Electric SE	1,958	341,459
Signify NV, 144A	471	15,730
Sims Ltd.	597	6,256
Stellantis NV	7,682	127,418
Swiss Re AG	1,068	107,552
Tenaris SA	1,762	25,206

		4,387,120

TOTAL COMMON STOCKS (cost $49,837,424)		64,179,648

PREFERRED STOCKS 0.6%

Germany 0.3%

Bayerische Motoren Werke AG (PRFC)	222	23,597
Fuchs Petrolub SE (PRFC)	262	10,351
Henkel AG & Co. KGaA (PRFC)	625	50,530
Sartorius AG (PRFC)	90	34,982
Sixt SE (PRFC)	67	5,338
Volkswagen AG (PRFC)	745	101,730

		226,528

South Korea 0.3%

Amorepacific Corp. (PRFC)	46	1,379
CJ CheilJedang Corp. (PRFC)*	4	438
Hanwha Corp. (3rd PRFC)	100	1,079
Hyundai Motor Co. (2nd PRFC)	135	11,199
Hyundai Motor Co. (PRFC)	88	6,984
LG Chem Ltd. (PRFC)	30	8,779
LG Electronics, Inc. (PRFC)	64	2,357
LG H&H Co. Ltd. (PRFC)	8	1,603
Mirae Asset Securities Co. Ltd. (2nd PRFC)	574	1,580
Samsung Electronics Co. Ltd. (PRFC)	3,047	127,379
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	10	1,249
Samsung SDI Co. Ltd. (PRFC)	5	1,271

		165,297

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description			Shares	Value

PREFERRED STOCKS (Continued)

Spain 0.0%

Grifols SA (Class B Stock) (PRFC)*			957	$7,080

TOTAL PREFERRED STOCKS (cost $354,295)				398,905

UNAFFILIATED EXCHANGE-TRADED FUND 1.7%

United States

iShares MSCI EAFE ETF (cost $959,191)			15,700	1,155,834

TOTAL LONG-TERM INVESTMENTS (cost $51,150,910)				65,734,387

SHORT-TERM INVESTMENTS 1.0%

AFFILIATED MUTUAL FUND 0.8%

PGIM Core Government Money Market Fund (cost $507,167)(wi)			507,167	507,167

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%

U.S. Treasury Bills (cost $149,147)	4.603%	06/15/23	150	149,115

TOTAL SHORT-TERM INVESTMENTS (cost $656,314)				656,282

TOTAL INVESTMENTS 99.6% (cost $51,807,224)				66,390,669
Other assets in excess of liabilities(z) 0.4%				262,241

NET ASSETS 100.0%				$66,652,910

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

See Notes to Financial Statements.

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TRQX—Turquoise Stock Exchange

UTS—Unit Trust Security

XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	ASX SPI 200 Index	Jun. 2023	$121,058	$4,399
6	Euro STOXX 50 Index	Jun. 2023	285,612	16,222
2	FTSE 100 Index	Jun. 2023	197,624	6,206
8	Mini MSCI EAFE Index	Jun. 2023	859,840	55,700
2	TOPIX Index	Jun. 2023	302,103	6,822

				$89,349

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$149,115

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$5,000,303	$—
Austria	—	163,973	—
Belgium	—	533,825	—
Brazil	—	24,443	—
Burkina Faso	—	17,688	—
Cambodia	—	3,815	—
Chile	—	24,113	—
China	—	403,435	—
Denmark	—	1,747,478	—
Finland	—	740,292	—
France	—	6,190,953	—
Germany	—	4,827,179	—
Hong Kong	—	1,523,408	—	**
Indonesia	—	3,349	—
Ireland	—	339,558	—
Israel	—	369,835	—
Italy	—	1,402,878	—
Japan	—	14,206,930	—
Jordan	—	14,337	—
Luxembourg	—	93,623	—
Macau	—	104,571	—
Mexico	—	6,470	—
Netherlands	—	3,218,454	—
New Zealand	—	219,166	—
Nigeria	—	6,064	—
Norway	—	395,814	—
Poland	—	165,269	—
Portugal	—	106,914	—
Russia	—	—	—	**
Singapore	—	900,382	—
South Africa	—	137,585	—
South Korea	565	2,875,855	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Spain	$—	$1,517,044	$—
Sweden	—	1,923,590	—
Switzerland	—	3,480,342	—
Taiwan	—	595	—
United Arab Emirates	—	—	—**
United Kingdom	8,411	7,094,022	—
United States	—	4,387,120	—
Preferred Stocks
Germany	—	226,528	—
South Korea	—	165,297	—
Spain	—	7,080	—
Unaffiliated Exchange-Traded Fund
United States	1,155,834	—	—
Short-Term Investments
Affiliated Mutual Fund	507,167	—	—
U.S. Treasury Obligation	—	149,115	—

Total	$1,671,977	$64,718,692	$—**

Other Financial Instruments*
Assets
Futures Contracts	$89,349	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Banks	8.6%
Pharmaceuticals	8.1
Insurance	4.9
Oil, Gas & Consumable Fuels	4.0
Metals & Mining	3.4
Chemicals	3.2
Food Products	3.2
Machinery	3.1
Textiles, Apparel & Luxury Goods	3.0
Semiconductors & Semiconductor Equipment	2.9

Automobiles	2.9%
Capital Markets	2.3
Personal Care Products	2.0
Health Care Equipment & Supplies	1.9
Technology Hardware, Storage & Peripherals	1.9
Beverages	1.9
Diversified Telecommunication Services	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.8
Electrical Equipment	1.7

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Industry Classification (continued):

Unaffiliated Exchange-Traded Fund	1.7%
Trading Companies & Distributors	1.7
Electronic Equipment, Instruments & Components	1.6
Industrial Conglomerates	1.5
Aerospace & Defense	1.5
Professional Services	1.4
Consumer Staples Distribution & Retail	1.3
Software	1.3
Real Estate Management & Development	1.3
Financial Services	1.3
Household Durables	1.2
Building Products	1.0
Biotechnology	0.9
Construction & Engineering	0.9
Wireless Telecommunication Services	0.9
Automobile Components	0.8
Multi-Utilities	0.8
Broadline Retail	0.8
Specialty Retail	0.8
Tobacco	0.8
Affiliated Mutual Fund	0.8
IT Services	0.7
Ground Transportation	0.7
Entertainment	0.7
Household Products	0.7
Air Freight & Logistics	0.6
Construction Materials	0.6
Life Sciences Tools & Services	0.6
Transportation Infrastructure	0.5
Interactive Media & Services	0.4
Media	0.4
Industrial REITs	0.4

Commercial Services & Supplies	0.4%
Health Care Providers & Services	0.4
Retail REITs	0.4
Marine Transportation	0.4
Gas Utilities	0.3
Diversified REITs	0.3
Containers & Packaging	0.3
Independent Power & Renewable Electricity Producers	0.3
Paper & Forest Products	0.3
Office REITs	0.3
Communications Equipment	0.2
U.S. Treasury Obligation	0.2
Leisure Products	0.2
Passenger Airlines	0.2
Water Utilities	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Residential REITs	0.1
Consumer Finance	0.0	*
Energy Equipment & Services	0.0	*
Hotel & Resort REITs	0.0	*
Distributors	0.0	*
Specialized REITs	0.0	*

	99.6
Other assets in excess of liabilities	0.4

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$89,349	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$178,704

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$130,253

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,826,408

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    51

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $51,300,057)	$65,883,502
Affiliated investments (cost $507,167)	507,167
Foreign currency, at value (cost $649,766)	648,145
Dividends receivable	269,867
Tax reclaim receivable	213,322
Receivable for investments sold	65,804
Receivable for Fund shares sold	11,274
Due from Manager	7,456
Due from broker—variation margin futures	2,825
Prepaid expenses and other assets	10,534

Total Assets	67,619,896

Liabilities

Payable for Fund shares purchased	851,430
Custodian and accounting fees payable	71,311
Accrued expenses and other liabilities	23,189
Payable for investments purchased	20,342
Trustees’ fees payable	635
Affiliated transfer agent fee payable	79

Total Liabilities	966,986

Net Assets	$66,652,910

Net assets were comprised of:
Paid-in capital	$56,075,162
Total distributable earnings (loss)	10,577,748

Net assets, April 30, 2023	$66,652,910

Class R6

Net asset value, offering price and redemption price per share, ($66,652,910 ÷ 5,096,816 shares of beneficial interest issued and outstanding)	$13.08

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $119,220 foreign withholding tax)	$970,556
Affiliated dividend income	3,613
Interest income	3,060
Affiliated income from securities lending, net	1,246

Total income	978,475

Expenses
Management fee	81,844
Custodian and accounting fees	67,942
Pricing fees	31,001
Professional fees	22,432
Audit fee	16,017
Shareholders’ reports	8,386
Trustees’ fees	5,352
Transfer agent’s fees and expenses (including affiliated expense of $338)	351
Registration fees	110
Miscellaneous	10,738

Total expenses	244,173
Less: Fee waiver and/or expense reimbursement	(145,758)

Net expenses	98,415

Net investment income (loss)	880,060

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $230)	(550,019)
Futures transactions	178,704
Foreign currency transactions	76,783

(294,532)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $285)	13,090,115
Futures	130,253
Foreign currencies	17,197

13,237,565

Net gain (loss) on investment and foreign currency transactions	12,943,033

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,823,093

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    53

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$880,060	$1,871,461
Net realized gain (loss) on investment and foreign currency transactions	(294,532)	(2,487,895)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,237,565	(18,902,484)

Net increase (decrease) in net assets resulting from operations	13,823,093	(19,518,918)

Dividends and Distributions
Distributions from distributable earnings Class R6	(1,557,701)	(2,691,266)

Fund share transactions
Net proceeds from shares sold (229,630 and 1,825,257 shares, respectively)	2,847,420	23,072,500
Net asset value of shares issued in reinvestment of dividends and distributions (133,023 and 192,233 shares, respectively)	1,557,701	2,691,265
Cost of shares purchased (870,498 and 1,952,166 shares, respectively)	(10,668,686)	(24,514,276)

Net increase (decrease) in net assets from Fund share transactions	(6,263,565)	1,249,489

Total increase (decrease)	6,001,827	(20,960,695)

Net Assets:

Beginning of period	60,651,083	81,611,778

End of period	$66,652,910	$60,651,083

See Notes to Financial Statements.

Financial Highlights  (unaudited)

	Six Months Ended April 30, 2023
			Year Ended October 31,

			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.82		$14.73	$11.23	$12.16	$11.36	$12.55
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.31	0.22	0.32	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.39		(3.76)	3.40	(0.82)	0.76	(1.20)
Total from investment operations	2.55		(3.44)	3.71	(0.60)	1.08	(0.88)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.43)	(0.21)	(0.33)	(0.27)	(0.23)
Distributions from net realized gains	-		(0.04)	-	-	(0.01)	(0.08)
Total dividends and distributions	(0.29)		(0.47)	(0.21)	(0.33)	(0.28)	(0.31)
Net asset value, end of period	$13.08		$10.82	$14.73	$11.23	$12.16	$11.36
Total Return(b):	23.86%		(24.07)%	33.21%	(5.21)%	9.88%	(7.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,653		$60,651	$81,612	$66,162	$50,807	$41,429
Average net assets (000)	$66,017		$72,851	$82,645	$56,084	$45,226	$36,379
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.75	%(d)	0.70%	0.69%	0.95%	1.12%	1.49%
Net investment income (loss)	2.69	%(d)	2.57%	2.16%	1.93%	2.83%	2.56%
Portfolio turnover rate(e)	3%		26%	23%	13%	13%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund    55

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions International Developed Markets Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

PGIM Quant Solutions International Developed Markets Index Fund    57

Notes to Financial Statements (unaudited) (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Quant Solutions International Developed Markets Index Fund    59

Notes to Financial Statements (unaudited) (continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.25% of average daily net assets.	0.25%

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the

PGIM Quant Solutions International Developed Markets Index Fund    61

Notes to Financial Statements  (unaudited) (continued)

expense limit in effect at the time of the recoupment for that fiscal year. The expense limitation attributable to class R6 is as follows:

Class	Expense Limitations
R6	0.30%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$2,023,482	$7,793,468

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$2,002,991	$1,495,824	$ —	$ —	$ 507,167	507,167	$ 3,613

PGIM Institutional Money Market Fund(1)(b)(wi)
1,550,153	11,266,775	12,817,443	285	230	—	—	1,246(2)
$1,550,153	$13,269,766	$14,313,267	$ 285	$ 230	$ 507,167		$ 4,859

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$54,585,653	$17,436,985	$(5,542,620)	$11,894,365

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains

PGIM Quant Solutions International Developed Markets Index Fund    63

Notes to Financial Statements  (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,485,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	5,073,303	99.5%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	7	87.1%
Unaffiliated	—	—

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023

SCA
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $347,500, borrowed at a weighted average interest rate of 5.27%. The maximum loan outstanding amount during the period was $514,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected

PGIM Quant Solutions International Developed Markets Index Fund    65

Notes to Financial Statements  (unaudited) (continued)

ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the

PGIM Quant Solutions International Developed Markets Index Fund    67

Notes to Financial Statements  (unaudited) (continued)

Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

PGIM Quant Solutions International Developed Markets Index Fund    69

Notes to Financial Statements (unaudited) (continued)

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions International Developed Markets Index Fund

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ●

Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	R6

NASDAQ	PQDMX

CUSIP	74440E607

MF243E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 16, 2023